UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03706

AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	08-31

Date of reporting period:	05-31-2015

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
California High-Yield Municipal Fund
May 31, 2015

California High-Yield Municipal - Schedule of Investments
MAY 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 98.6%
California — 95.2%
ABAG Finance Authority for Nonprofit Corps. Rev., (Jackson Laboratory), 5.00%, 7/1/37	2,000,000	2,214,620
ABAG Finance Authority for Nonprofit Corps. Rev., Series 2012 C-1, (Episcopal Senior Communities), 3.00%, 7/1/19	1,125,000	1,125,641
ABAG Finance Authority for Nonprofit Corps. Rev., Series 2012 C-2, (Episcopal Senior Communities), 2.50%, 7/1/19	1,675,000	1,675,201
ABAG Finance Authority for Nonprofit Corps. Rev., Series 2014 A, (Sharp HealthCare), 5.00%, 8/1/43	3,500,000	3,870,160
ABC Unified School District GO, Capital Appreciation, Series 2000 B, 0.00%, 8/1/21 (NATL-RE)(1)	1,000,000	879,300
Alameda Corridor Transportation Authority Rev., Series 2013 A, 5.00%, 10/1/26	2,000,000	2,333,220
Alameda Corridor Transportation Authority Rev., Series 2013 A, 5.00%, 10/1/27 (AGM)	2,000,000	2,350,320
Alameda Corridor Transportation Authority Rev., Series 2013 A, 5.00%, 10/1/29 (AGM)	1,000,000	1,159,340
Alhambra Rev., Series 2010 A, (Atherton Baptist Homes), 7.50%, 1/1/30	1,535,000	1,653,410
Anaheim Public Financing Authority Rev., Series 2014 A, (Anaheim Convention Center Expansion Project), 5.00%, 5/1/46	4,400,000	4,912,072
Arcadia Unified School District GO, Series 2014 B, 5.00%, 6/1/44	7,655,000	8,521,087
Bay Area Toll Authority Toll Bridge Rev., Series 2001 A, (San Francisco Bay Area), VRDN, 1.35%, 6/4/15	1,000,000	1,013,050
Bay Area Toll Authority Toll Bridge Rev., Series 2007 A-1, (San Francisco Bay Area), VRDN, 0.80%, 6/4/15	1,450,000	1,463,572
Bay Area Toll Authority Toll Bridge Rev., Series 2008 G-1, (San Francisco Bay Area), VRDN, 1.20%, 6/4/15	2,500,000	2,524,500
Bay Area Toll Authority Toll Bridge Rev., Series 2013 S-4, (San Francisco Bay Area), 5.00%, 4/1/43	1,000,000	1,107,790
Bay Area Toll Authority Toll Bridge Rev., Series 2014 S-6, (San Francisco Bay Area), 5.00%, 10/1/54	9,000,000	9,765,090
Beaumont Financing Authority Local Agency Special Tax Rev., Series 2004 D, 5.80%, 9/1/35	2,875,000	2,951,101
Beaumont Financing Authority Local Agency Special Tax Rev., Series 2005 B, 5.40%, 9/1/15, Prerefunded at 102% of Par(2)	1,390,000	1,425,389
Beaumont Financing Authority Local Agency Special Tax Rev., Series 2005 C, 5.50%, 9/1/29	855,000	873,314
Beaumont Financing Authority Local Agency Special Tax Rev., Series 2005 C, 5.50%, 9/1/35	4,000,000	4,005,120
Beaumont Financing Authority Local Agency Special Tax Rev., Series 2006 A, (Improvement Area No. 19C), 5.35%, 9/1/36	2,700,000	2,704,212
Beaumont Financing Authority Local Agency Special Tax Rev., Series 2008 A, (Improvement Area No. 19C), 6.875%, 9/1/36	1,050,000	1,095,875
Beaumont Unified School District GO, Capital Appreciation, Series 2011 C, (Election of 2008), 0.00%, 8/1/40 (AGM)(1)	2,000,000	648,720
Berryessa Union School District GO, Capital Appreciation, Series 2000 A, 0.00%, 8/1/21 (AGM)(1)	1,190,000	1,012,464
Berryessa Union School District GO, Capital Appreciation, Series 2000 A, 0.00%, 8/1/22 (AGM)(1)	1,220,000	989,286
Berryessa Union School District GO, Capital Appreciation, Series 2000 A, 0.00%, 8/1/23 (AGM)(1)	1,000,000	771,490
California County Tobacco Securitization Agency Rev., 5.65%, 6/1/41	1,500,000	1,341,000
California County Tobacco Securitization Agency Rev., Series 2006 A, 0.00%, 6/1/50(1)	20,000,000	1,111,000
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/31	1,820,000	2,020,764
California Educational Facilities Authority Rev., (Pepperdine University), 5.00%, 9/1/33	2,000,000	2,267,340
California GO, 5.00%, 11/1/19	5,000,000	5,783,850
California GO, 5.25%, 2/1/30	5,000,000	5,790,050
California GO, 6.00%, 4/1/38	5,000,000	5,875,050
California GO, 5.00%, 2/1/43	5,650,000	6,287,998
California GO, Series 2004 A-1, (Kindergarten), VRDN, 0.06%, 6/1/15 (LOC: Citibank N.A.)	900,000	900,000
California GO, Series 2004 B-1, (Kindergarten), VRDN, 0.06%, 6/1/15 (LOC: Citibank N.A.)	800,000	800,000
California GO, Series 2012 B, VRN, 1.00%, 6/4/15	2,000,000	2,026,800
California GO, Series 2012 B, VRN, 1.10%, 6/4/15	800,000	813,592
California GO, Series 2012 B, VRN, 1.25%, 6/4/15	960,000	980,208
California GO, Series 2013, 5.00%, 2/1/38	4,635,000	5,195,047

California GO, VRDN, 4.00%, 12/1/16	2,000,000	2,071,180
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 8/15/39	2,000,000	2,221,440
California Health Facilities Financing Authority Rev., Series 2008 A, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 3/15/17	1,910,000	1,934,238
California Health Facilities Financing Authority Rev., Series 2008 A, (Scripps Health), 5.50%, 10/1/20	1,500,000	1,718,775
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/18, Prerefunded at 100% of Par(2)	1,000,000	1,179,410
California Health Facilities Financing Authority Rev., Series 2009 A, (Catholic Healthcare West), 6.00%, 7/1/39	4,300,000	4,933,691
California Health Facilities Financing Authority Rev., Series 2009 A, (Children's Hospital of Orange County), 6.50%, 11/1/38	3,000,000	3,544,860
California Health Facilities Financing Authority Rev., Series 2009 C, (St. Joseph Health System), VRDN, 5.00%, 10/18/22	2,200,000	2,638,746
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.25%, 8/15/31	2,030,000	2,340,407
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.00%, 8/15/35	2,000,000	2,240,680
California Health Facilities Financing Authority Rev., Series 2012 A, (City of Hope), 5.00%, 11/15/39	1,910,000	2,101,286
California Health Facilities Financing Authority Rev., Series 2012 A, (Stanford Hospital & Clinics), 5.00%, 8/15/51	2,500,000	2,762,200
California Health Facilities Financing Authority Rev., Series 2012 B, (Lucile Salter Packard Children's Hospital), 5.00%, 8/15/26	1,020,000	1,172,031
California Health Facilities Financing Authority Rev., Series 2013 A, (St. Joseph Health System), 5.00%, 7/1/37	445,000	495,637
California Health Facilities Financing Authority Rev., Series 2013 A, (Sutter Health), 5.00%, 8/15/52	5,000,000	5,546,050
California Health Facilities Financing Authority Rev., Series 2014 A, (Providence Health and Services), 5.00%, 10/1/38	2,000,000	2,233,760
California Health Facilities Financing Authority Rev., Series 2015, (Northern California Presbyterian Homes & Services), 5.00%, 7/1/44	1,000,000	1,109,040
California Infrastructure & Economic Development Bank Rev., Series 2013 A, (Los Angeles County Museum of Art Project), VRDN, 1.88%, 6/4/15	1,000,000	1,030,260
California Infrastructure & Economic Development Bank Rev., Series 2015 A, (The Colburn School), VRDN, 1.11%, 6/4/15	2,190,000	2,190,438
California Mobilehome Park Financing Authority Rev., Series 2006 B, (Union City Tropics), 5.50%, 12/15/41	2,000,000	2,037,400
California Municipal Finance Authority Rev., (Biola University), 5.875%, 10/1/34	1,000,000	1,092,700
California Municipal Finance Authority Rev., (Northbay Healthcare Group), Series 2015, 5.00%, 11/1/35	350,000	373,699
California Municipal Finance Authority Rev., (Northbay Healthcare Group), Series 2015, 5.00%, 11/1/40	500,000	532,245
California Municipal Finance Authority Rev., (Northbay Healthcare Group), Series 2015, 5.00%, 11/1/44	300,000	317,430
California Municipal Finance Authority Rev., Series 2011 B, (Azusa Pacific University), 8.00%, 4/1/21, Prerefunded at 100% of Par(2)	3,335,000	4,498,148
California Municipal Finance Authority Rev., Series 2014 A, (Caritas Affordable Housing, Inc. Project), 5.00%, 8/15/20	600,000	686,814
California Municipal Finance Authority Rev., Series 2014 A, (Caritas Affordable Housing, Inc. Project), 5.00%, 8/15/22	360,000	416,801
California Municipal Finance Authority Rev., Series 2014 A, (Touro College and University System), 5.25%, 1/1/34	950,000	1,055,213
California Municipal Finance Authority Rev., Series 2014 A, (Touro College and University System), 5.25%, 1/1/40	1,750,000	1,924,037
California Municipal Finance Authority Rev., Series 2015 B, (Azusa Pacific University), 5.00%, 4/1/41	1,860,000	1,988,173
California Municipal Finance Authority COP, Series 2009, (Community Hospitals of Central California Obligated Group), 5.50%, 2/1/39	1,450,000	1,624,957
California Pollution Control Financing Authority Rev., 5.00%, 11/21/45(3)	3,165,000	3,276,218
California Pollution Control Financing Authority Rev., Series 1996 F, (Pacific Gas & Electric Co.), VRDN, 0.08%, 6/1/15 (LOC: JPMorgan Chase Bank N.A.)	1,600,000	1,600,000
California Public Works Board Lease Rev., Series 1993 D, (Department of Corrections), 5.25%, 6/1/15 (AGM)	550,000	550,116
California Public Works Board Lease Rev., Series 2009 G-1, (Various Capital Projects), 5.75%, 10/1/30	2,000,000	2,349,740
California Public Works Board Lease Rev., Series 2010 A-1, (Various Capital Projects), 5.00%, 3/1/17	1,000,000	1,075,200
California Public Works Board Lease Rev., Series 2010 A-1, (Various Capital Projects), 6.00%, 3/1/35	1,250,000	1,480,087
California Public Works Board Lease Rev., Series 2011 C, (State Prisons), 5.75%, 10/1/31	1,000,000	1,196,510
California Public Works Board Lease Rev., Series 2011 D, (Judicial Council Projects), 5.00%, 12/1/15	3,335,000	3,415,574
California Public Works Board Lease Rev., Series 2011 D, (Judicial Council Projects), 5.00%, 12/1/31	975,000	1,099,907
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/25	1,500,000	1,761,900
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/37	5,465,000	6,047,022

California Public Works Board Lease Rev., Series 2012 D, (California State University Projects), 5.00%, 9/1/36	500,000	553,405
California Public Works Board Lease Rev., Series 2012 G, (Various Capital Projects), 4.00%, 11/1/17	1,235,000	1,327,106
California Public Works Board Lease Rev., Series 2013 H, (California State University Projects), 5.00%, 9/1/38	1,500,000	1,671,420
California Public Works Board Lease Rev., Series 2013 I, (Various Capital Projects), 5.00%, 11/1/38	2,350,000	2,625,138
California Public Works Board Lease Rev., Series 2014 A, (Various Correctional Facilities), 5.00%, 9/1/39	7,000,000	7,870,800
California School Finance Authority Rev., Series 2014 A, (KIPP LA Projects), 4.125%, 7/1/24	475,000	496,902
California School Finance Authority Rev., Series 2014 A, (KIPP LA Projects), 5.125%, 7/1/44	700,000	734,587
California School Finance Authority Rev., Series 2014 A, (KIPP LA Projects), 5.00%, 7/1/34	500,000	528,115
California School Finance Authority Rev., Series 2014 A, (View Park Elementary and Middle Schools), 6.00%, 10/1/49	700,000	725,396
California School Finance Authority Rev., Series 2015 A, (Alliance College-Ready Public School Project) 5.00%, 7/1/45(3)	5,000,000	5,292,250
California State University Rev., Series 2005 C, 5.00%, 11/1/15, Prerefunded at 100% of Par (NATL-RE)(2)	3,680,000	3,754,115
California State University Rev., Series 2005 C, 5.00%, 11/1/30 (NATL-RE)	1,320,000	1,343,034
California State University Systemwide Rev., Series 2011 A, 5.00%, 11/1/42	3,000,000	3,303,840
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.25%, 11/1/30	1,250,000	1,415,138
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.00%, 11/1/43	1,000,000	1,106,370
California Statewide Communities Development Authority Rev., (Episcopal Communities and Services), 5.00%, 5/15/42	1,500,000	1,600,185
California Statewide Communities Development Authority Rev., (Lancer Educational Student Housing), 5.625%, 6/1/33	2,500,000	2,572,500
California Statewide Communities Development Authority Rev., (Southern California Edison Co.), VRDN, 1.375%, 4/2/18	4,350,000	4,334,253
California Statewide Communities Development Authority Rev., (Southern California Presbyterian Homes), 7.25%, 11/15/41(3)	2,500,000	2,926,275
California Statewide Communities Development Authority Rev., (Trinity Health Corp.), 5.00%, 12/1/41	1,100,000	1,216,138
California Statewide Communities Development Authority Rev., Series 2001 C, (Kaiser Permanente), 5.25%, 8/1/31	4,000,000	4,186,480
California Statewide Communities Development Authority Rev., Series 2004 D, (Sutter Health), 5.05%, 8/15/38 (AGM)	1,650,000	1,761,606
California Statewide Communities Development Authority Rev., Series 2007 A, (California Baptist University), 5.50%, 11/1/38	7,000,000	7,243,600
California Statewide Communities Development Authority Rev., Series 2012 A, (Kaiser Permanente), 5.00%, 4/1/42	6,000,000	6,575,400
California Statewide Communities Development Authority Rev., Series 2013 A, (American Baptist Homes of the West), 5.00%, 10/1/43	1,200,000	1,267,392
California Statewide Communities Development Authority Rev., Series 2014 A, (899 Charleston Project), 5.25%, 11/1/44	1,500,000	1,528,410
California Statewide Communities Development Authority Rev., Series 2014 A, (Henry Mayo Newhall Memorial Hospital), 5.25%, 10/1/43 (AGM)	1,000,000	1,109,310
California Statewide Communities Development Authority Rev., Series 2014 A, (Loma Linda University Medical Center), 5.25%, 12/1/44	1,000,000	1,074,700
California Statewide Communities Development Authority Rev., Series 2014 A, (Loma Linda University Medical Center), 5.50%, 12/1/54	1,500,000	1,632,525
California Statewide Communities Development Authority Rev., Series 2014 A, (Los Angeles Jewish Home), 5.00%, 8/1/44 (GA: Jewish Home Foundation)	1,600,000	1,770,016
California Statewide Communities Development Authority Rev., Series 2014 B, (Huntington Memorial Hospital), 5.00%, 7/1/34	1,500,000	1,662,120
California Statewide Communities Development Authority Rev., Series 2014 B, (Huntington Memorial Hospital), 5.00%, 7/1/44	2,760,000	3,035,834
California Statewide Communities Development Authority Rev., Series 2014 B, (Los Angeles Jewish Home), 3.00%, 8/1/21 (GA: Jewish Home Foundation/California Mortgage Insurance)	1,300,000	1,327,599
California Statewide Communities Development Authority Rev., Series 2015, (American Baptist Homes of the West), 5.00%, 10/1/45	2,400,000	2,541,984
California Statewide Communities Development Authority Rev., Series 2015, (Independence Support LLC Project), 7.00%, 6/1/45	7,000,000	6,795,390
Carson Redevelopment Agency Tax Allocation Rev., Series 2009 A, (Project Area No. 1), 7.00%, 10/1/36	2,000,000	2,345,100
Chaffey Joint Union High School District GO, Series 2013 A, (Election of 2012), 5.00%, 8/1/32	2,000,000	2,275,480
Chula Vista Industrial Development Rev., Series 2004 D, (San Diego Gas), 5.875%, 1/1/34	1,000,000	1,168,660
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 12-1), 5.00%, 9/2/24	700,000	802,942

City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 12-1), 5.00%, 9/2/26	600,000	675,072
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 13-1), 5.00%, 9/2/29	700,000	784,287
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 13-1), 5.00%, 9/2/30	350,000	391,608
City of Riverside Rev., Series 2015 A, (Sewer), 5.00%, 8/1/40(6)	2,000,000	2,206,140
Clovis Unified School District GO, Series 2013 B, (Election of 2012), 5.00%, 8/1/38	3,000,000	3,364,860
Contra Costa Water District Rev., Series 2013 R, 5.00%, 10/1/43	1,025,000	1,142,383
Corcoran COP, 8.75%, 6/1/16 (Acquired 4/28/92, cost $170,000)(4)	170,000	176,735
Duarte Unified School District GO, Capital Appreciation, Series 1999 B, 0.00%, 11/1/23 (AGM)(1)	1,150,000	879,095
East Side Union High School District GO, Series 2013, 5.00%, 8/1/29	1,050,000	1,200,339
Eastern Municipal Water District Community Facilities District No. 2000-01 Special Tax Rev., (French Valley), 5.00%, 9/1/36	1,775,000	1,957,044
Eastern Municipal Water District Water and Sewer COP, Series 2008 H, 5.00%, 7/1/33	4,000,000	4,415,280
El Dorado County Community Facilities District No. 2001-1 Special Tax Rev., (Promontory Specific), 6.30%, 9/1/31	2,500,000	2,512,625
Emeryville Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/31 (AGM)	590,000	670,919
Emeryville Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/34 (AGM)	1,000,000	1,132,880
Escondido Joint Powers Financing Authority Rev., (Water Systems Financing), 5.00%, 9/1/31	1,355,000	1,507,275
Fairfield Redevelopment Agency Tax Allocation Rev., 4.00%, 8/1/16	1,000,000	1,041,590
Foothill-De Anza Community College District GO, Capital Appreciation, 0.00%, 8/1/21 (NATL-RE)(1)	3,000,000	2,637,900
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2013 A, 6.00%, 1/15/49	27,500,000	32,401,050
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2013 B-3, VRDN, 5.50%, 1/15/23	3,750,000	4,309,837
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2013 C, 6.50%, 1/15/43	4,000,000	4,761,960
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, Series 2013 A, 0.00%, 1/15/24(5)	2,200,000	1,615,636
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, Series 2013 A, 0.00%, 1/15/42(1)	6,000,000	1,682,460
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A-1, 4.50%, 6/1/27	4,650,000	4,523,799
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A-1, 5.00%, 6/1/33	3,000,000	2,509,710
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A-1, 5.125%, 6/1/47	7,000,000	5,501,020
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A-1, 5.75%, 6/1/47	10,000,000	8,580,100
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A-2, 5.30%, 6/1/37	3,000,000	2,471,220
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2013 A, 5.00%, 6/1/29	1,500,000	1,698,405
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2013 A, 5.00%, 6/1/30	2,500,000	2,817,475
Grossmont Union High School District GO, Series 2013 E, (Election of 2008), 5.00%, 8/1/43	1,225,000	1,357,312
Hayward Area Recreation and Park District COP, 5.125%, 1/1/39	1,500,000	1,660,650
Hemet Unified School District Financing Authority Special Tax Rev., 5.00%, 9/1/39	1,100,000	1,170,983
Hemet Unified School District Financing Authority Special Tax Rev., 5.00%, 9/1/34	350,000	375,680
Hesperia Community Facilities District No. 2005-1 Special Tax Rev., (Belgate Development Restructuring), 5.00%, 9/1/29	1,060,000	1,165,353
Hesperia Community Facilities District No. 2005-1 Special Tax Rev., (Belgate Development Restructuring), 5.00%, 9/1/35	2,690,000	2,905,577
Hesperia Public Financing Authority Tax Allocation Rev., Series 2007 A, (Redevelopment and Housing), 5.50%, 9/1/32 (XLCA)	3,000,000	3,094,200
Hesperia Public Financing Authority Tax Allocation Rev., Series 2007 A, (Redevelopment and Housing), 5.50%, 9/1/37 (XLCA)	2,025,000	2,082,267
Huntington Beach Community Facilities District Special Tax Rev., (Huntington Center), 5.375%, 9/1/33	1,700,000	1,915,050
Independent Cities Finance Authority Mobile Home Park Rev., (Palomar Estates East), Series 2015, 5.00%, 9/15/36	1,000,000	1,028,310
Independent Cities Finance Authority Mobile Home Park Rev., (Palomar Estates East), Series 2015, 5.00%, 9/15/36	1,500,000	1,586,505
Independent Cities Finance Authority Mobile Home Park Rev., (Rancho Feliz and Las Casitas de Sonoma), 5.00%, 10/15/47	5,000,000	5,192,650
Independent Cities Finance Authority Mobile Home Park Rev., Series 2011 A, (Castle Mobile Estates), 6.75%, 8/15/46	2,500,000	2,879,850
Independent Cities Finance Authority Mobile Home Park Rev., Series 2012 A, (Augusta Communities), 5.00%, 5/15/39	2,500,000	2,647,450
Independent Cities Lease Finance Authority Rev., Series 2006 B, (San Juan Mobile Estates), 5.55%, 5/15/31	500,000	506,825
Independent Cities Lease Finance Authority Rev., Series 2006 B, (San Juan Mobile Estates), 5.85%, 5/15/41	1,150,000	1,167,331

Independent Cities Lease Finance Authority Rev., Series 2007 A, (Santa Rosa Leisure Mobilehome Park), 5.70%, 11/15/47	3,430,000	3,561,678
Inland Valley Development Agency Tax Allocation Rev., Series 2014 A, 5.25%, 9/1/37	1,110,000	1,254,444
Inland Valley Development Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/44	2,680,000	2,909,167
Irvine Community Facilities District No. 2013-3 Special Tax Rev., (Great Park Improvement Area No.1), 5.00%, 9/1/49	3,500,000	3,745,945
Irvine Unified School District Special Tax Rev., (Community Facilities District No. 06-1), 6.70%, 9/1/35	515,000	599,990
Jurupa Community Services District Special Tax Rev., Series 2008 A, (Community Facilities District No. 25), 8.875%, 9/1/18, Prerefunded at 100% of Par(2)	2,000,000	2,492,060
Jurupa Community Services District Special Tax Rev., Series 2013 A, (Community Facilities District No. 31), 5.00%, 9/1/37	250,000	271,995
Jurupa Community Services District Special Tax Rev., Series 2013 A, (Community Facilities District No. 31), 5.00%, 9/1/42	1,000,000	1,084,880
Jurupa Public Financing Authority Special Tax Rev., Series 2014 A, 5.00%, 9/1/31	1,100,000	1,226,665
Jurupa Public Financing Authority Special Tax Rev., Series 2014 A, 5.00%, 9/1/42	1,000,000	1,080,680
La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/36	1,100,000	1,159,158
Lake Elsinore Public Financing Authority Rev., 5.00%, 9/1/40	2,380,000	2,525,632
Lammersville Joint Unified School District Special Tax Rev., (Mountain House), 6.00%, 9/1/43	1,250,000	1,451,225
Long Beach Bond Finance Authority Natural Gas Purchase Rev., Series 2007 A, 5.50%, 11/15/37	1,150,000	1,358,541
Long Beach Marina Rev., Series 2015, (Alamitos Bay Marina Project), 5.00%, 5/15/45(6)	4,500,000	4,798,035
Los Alamitos Unified School District COP, Capital Appreciation, (Capital Projects), 0.00%, 8/1/24(5)	1,300,000	936,780
Los Angeles Community College District GO, Series 2008 F-1, (Election of 2003), 5.00%, 8/1/18, Prerefunded at 100% of Par(2)	2,000,000	2,243,580
Los Angeles Community College District GO, Series 2015 C, 5.00%, 6/1/26(6)	590,000	730,414
Los Angeles Community Facilities District No. 3 Special Tax Rev., (Cascades Business Park & Golf Course), 6.40%, 9/1/22	1,110,000	1,119,613
Los Angeles County COP, (Disney Concert Hall), 5.00%, 3/1/23	1,000,000	1,193,530
Los Angeles County Regional Financing Authority Rev., Series 2014 B-1, (MonteCedro, Inc.), 3.00%, 11/15/21 (California Mortgage Insurance)	475,000	479,251
Los Angeles County Regional Financing Authority Rev., Series 2014 B-2, (MonteCedro, Inc.), 3.00%, 11/15/20 (California Mortgage Insurance)	400,000	404,076
Los Angeles County Regional Financing Authority Rev., Series 2014 B-3, (MonteCedro, Inc.), 2.50%, 11/15/20 (California Mortgage Insurance)	875,000	881,431
Los Angeles County Schools COP, Series 2015 A, (Compton Unified School District), 4.00%, 6/1/18 (AGM)	1,650,000	1,767,760
Los Angeles County Schools COP, Series 2015 A, (Compton Unified School District), 5.00%, 6/1/19 (AGM)	1,200,000	1,345,776
Los Angeles County Schools COP, Series 2015 A, (Compton Unified School District), 5.00%, 6/1/20 (AGM)	1,305,000	1,483,981
Los Angeles County Schools COP, Series 2015 A, (Compton Unified School District), 5.00%, 6/1/21 (AGM)	1,895,000	2,170,590
Los Angeles Department of Airports Rev., Series 2010 A, (Los Angeles International Airport), 5.00%, 5/15/40(7)	2,000,000	2,258,000
Los Angeles Department of Airports Rev., Series 2015 C, (Los Angeles International Airport), 5.00%, 5/15/38	2,000,000	2,273,880
Los Angeles Department of Water & Power System Rev., Series 2013 B, 5.00%, 7/1/30	3,500,000	4,045,580
Los Angeles Department of Water & Power System Rev., Series 2015 E, 5.00%, 7/1/44	5,000,000	5,633,350
Los Angeles Unified School District COP, Series 2012 B, (Headquarters Building Project), 5.00%, 10/1/29	350,000	398,507
Los Angeles Unified School District COP, Series 2012 B, (Headquarters Building Project), 5.00%, 10/1/31	3,500,000	3,957,905
Los Angeles Unified School District GO, Series 2011 A-1, 5.00%, 7/1/24	3,430,000	4,050,590
Los Angeles Unified School District GO, Series 2014 B, 5.00%, 7/1/18	3,335,000	3,735,400
Los Angeles Unified School District GO, Series 2014 C, 5.00%, 7/1/30	1,155,000	1,345,540
Los Angeles Wastewater System Rev., Series 2012 B, 5.00%, 6/1/32	3,000,000	3,423,540
M-S-R Energy Authority Rev., Series 2009 A, 7.00%, 11/1/34 (GA: Citigroup, Inc.)	1,700,000	2,300,185
M-S-R Energy Authority Rev., Series 2009 B, 6.50%, 11/1/39 (GA: Citigroup, Inc.)	4,000,000	5,263,880
Milpitas Improvement Bond Act of 1915 Special Assessment Rev., Series 1996 A, (Local Improvement District No. 18), 6.75%, 9/2/16	495,000	500,579
Modesto Irrigation District COP, Series 2009 A, (Capital Improvements), 6.00%, 10/1/39	3,000,000	3,458,340
Montebello Community Redevelopment Agency Tax Allocation Rev., Series 2009 A, (Montebello Hills Redevelopment), 8.10%, 3/1/27	2,000,000	2,423,720

Moorpark Mobile Home Park Rev., Series 2011 A, (Villa Delaware Arroyo), 6.50%, 5/15/41	4,000,000	4,534,720
Murrieta Community Facilities District No. 2002-2 Special Tax Rev., Series 2004 A, (The Oaks Improvement Area), 6.00%, 9/1/34	1,880,000	1,883,478
Murrieta Public Financing Authority Special Tax Rev., 5.00%, 9/1/31	1,735,000	1,896,910
Northern California Power Agency Rev., Series 2012 A, (Hydroelectric Project No. 1), 5.00%, 7/1/31	1,090,000	1,219,394
Norwalk-La Mirada Unified School District GO, Capital Appreciation, Series 2009 E, (Election of 2002), 0.00%, 8/1/38 (AGC)(1)	10,000,000	3,553,700
Oakland Redevelopment Agency Rev., 5.00%, 9/1/36 (Ambac)	5,000,000	5,208,800
Oakland Unified School District Alameda County GO, Series 2009 A, (Election of 2006), 6.125%, 8/1/29	2,500,000	2,815,625
Oakland Unified School District Alameda County GO, Series 2012 A, (Election of 2006), 5.50%, 8/1/32	2,150,000	2,435,111
Oakland Unified School District Alameda County GO, Series 2013, (Election of 2012), 6.625%, 8/1/38	770,000	937,760
Oceanside Community Development Commission Tax Allocation Rev., (Downtown Redevelopment), 5.70%, 9/1/25	3,500,000	3,503,710
Ohlone Community College District GO, Series 2011 A, (Election of 2010), 5.00%, 8/1/31	3,000,000	3,431,580
Orange County Community Facilities District No. 06-1 Special Tax Rev., (Del Rio Public Improvements), 5.00%, 10/1/40 (AGM)	2,000,000	2,219,780
Orange County Transportation Authority Rev., (Senior Lien), 5.00%, 8/15/30	2,400,000	2,743,176
Orange County Water District Rev., Series 2013 A, 5.00%, 8/15/33	1,900,000	2,186,596
Oxnard Financing Authority Wastewater Rev., 5.00%, 6/1/33 (AGM)	2,095,000	2,318,893
Oxnard Financing Authority Wastewater Rev., 5.00%, 6/1/34 (AGM)	2,750,000	3,017,272
Palm Springs Financing Authority Lease Rev., Series 2012 B, (Downtown Revitalization Project), 5.00%, 6/1/35	4,000,000	4,377,720
Palomar Pomerado Health Care District COP, 6.75%, 11/1/39	2,750,000	3,030,225
Paramount Unified School District GO, Capital Appreciation, (Election of 2006), 0.00%, 8/1/51 (BAM)(1)	12,500,000	1,246,500
Patterson Joint Unified School District GO, Capital Appreciation, Series 2009 B, (Election of 2008), 0.00%, 3/1/49 (AGM)(1)	8,160,000	1,721,270
Perris Public Financing Authority Special Tax Rev., Series 2008 A, (Community Facilities District No. 2005-4), 6.60%, 9/1/38	2,140,000	2,194,955
Perris Union High School District Financing Authority Special Tax Rev., 5.00%, 9/1/41	2,000,000	2,107,740
Pleasant Valley School District / Ventura County GO, Series 2002 A, 5.85%, 8/1/31 (NATL-RE)	4,835,000	5,742,868
Pomona Unified School District GO, Series 2015 F, 5.00%, 8/1/39 (BAM)	2,000,000	2,243,540
Poway Unified School District Public Financing Authority Rev., 7.875%, 9/15/39	3,760,000	4,325,015
Poway Unified School District Public Financing Authority Special Tax Rev., Series 2015 A, 5.00%, 9/1/34	1,000,000	1,076,410
Poway Unified School District Public Financing Authority Special Tax Rev., Series 2015 A, 5.00%, 9/1/35	1,000,000	1,073,230
Poway Unified School District Public Financing Authority Special Tax Rev., Series 2015 A, 5.00%, 9/1/36	1,250,000	1,338,650
Poway Unified School District Special Tax Rev., (Community Facilities District No. 6-4S), 5.00%, 9/1/36	600,000	648,408
Redwood City Redevelopment Agency Tax Allocation Rev., Capital Appreciation, Series 2003 A, (Redevelopment Project Area 2), 0.00%, 7/15/28 (Ambac)(1)	3,405,000	1,861,071
Rio Elementary School District Community Facilities District No. 1 Special Tax Rev., 5.00%, 9/1/35	2,550,000	2,709,630
Rio Elementary School District Community Facilities District No. 1 Special Tax Rev., Series 2013, 5.50%, 9/1/39	2,000,000	2,205,080
River Islands Public Financing Authority Community Facilities District No. 2003-1 Special Tax Rev., Series 2015 A-1, (Public Improvements), 5.50%, 9/1/45	1,500,000	1,539,720
River Islands Public Financing Authority Community Facilities District No. 2003-1 Special Tax Rev., Series 2015 B, (Public Improvements), 5.50%, 9/1/45	5,000,000	5,132,400
Riverside County Community Facilities Districts Special Tax Rev., (Tax No. 04-2-Lake Hills Crest), 5.00%, 9/1/30	1,035,000	1,130,882
Riverside County Community Facilities Districts Special Tax Rev., (Tax No. 04-2-Lake Hills Crest), 5.00%, 9/1/35	2,520,000	2,717,215
Riverside County Community Facilities Districts Special Tax Rev., (Tax No. 05-8 Scott Road), 5.00%, 9/1/42	3,000,000	3,195,570
Riverside County Redevelopment Agency Tax Allocation Rev., Series 2010 E, (Interstate 215 Corridor), 6.25%, 10/1/30	2,200,000	2,601,082
Riverside County Transportation Commission Rev., Capital Appreciation, Series 2013 B, (Senior Lien), 0.00%, 6/1/43(1)	5,000,000	1,295,150
Riverside County Transportation Commission Rev., Series 2013 A, (Limited Tax), 5.25%, 6/1/39	800,000	919,280
Riverside County Transportation Commission Rev., Series 2013 A, (Senior Lien), 5.75%, 6/1/44	500,000	567,865
Romoland School District Special Tax Rev., (Community Facilities District No. 1, Improvement Area 1), 5.40%, 9/1/36	3,990,000	4,006,758
Romoland School District Special Tax Rev., (Community Facilities District No. 1, Improvement Area 3), 5.00%, 9/1/43	2,640,000	2,760,252
Roseville Community Facilities District No. 1 Special Tax Rev., (The Fountains), 6.125%, 9/1/38	2,600,000	2,764,996

Roseville Finance Authority Electric System Rev., 5.00%, 2/1/37	925,000	1,006,863
Roseville Westbrook Community Facilities District No. 1 Special Tax Rev., (Public Facilities), 5.00%, 9/1/44	1,650,000	1,617,561
Sacramento Airport System Rev., Series 2009 D, (Grant Revenue Bonds), 6.00%, 7/1/35	4,000,000	4,522,520
Sacramento Municipal Utility District Electric Rev., Series 2012 Y, 5.00%, 8/15/31	625,000	720,944
Sacramento Municipal Utility District Electric Rev., Series 2012 Y, 5.00%, 8/15/33	1,000,000	1,149,470
Sacramento Regional Transit District Rev., (Farebox Revenue), 5.00%, 3/1/42	1,300,000	1,401,738
Sacramento Transportation Authority Sales Tax Rev., (Measure A), 5.00%, 10/1/24	1,055,000	1,258,889
San Bernardino Community Facilities District No. 2002-1 Special Tax Rev., (Kaiser Commerce Center), 5.00%, 9/1/33	3,000,000	3,232,380
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	9,350,000	11,402,699
San Diego County Regional Airport Authority Rev., Series 2013 A, 5.00%, 7/1/24	300,000	357,399
San Diego County Regional Airport Authority Rev., Series 2013 A, 5.00%, 7/1/25	955,000	1,123,128
San Diego County Regional Airport Authority Rev., Series 2013 A, 5.00%, 7/1/26	500,000	580,895
San Diego County Regional Airport Authority Rev., Series 2013 A, 5.00%, 7/1/43	2,500,000	2,778,875
San Diego County Regional Airport Authority Rev., Series 2014 A, (Rental Car Facility), 5.00%, 7/1/44	1,500,000	1,648,080
San Diego County Water Authority Rev., 5.00%, 5/1/33	1,500,000	1,736,070
San Diego Public Facilities Financing Authority Lease Rev., Series 2012 A, (Capital Improvement Projects), 5.00%, 4/15/37	2,000,000	2,197,280
San Diego Public Facilities Financing Authority Lease Rev., Series 2015 A, (Capital Improvement Projects), 5.00%, 10/15/44	2,660,000	2,912,407
San Diego Public Facilities Financing Authority Water Rev., Series 2012 A, 5.00%, 8/1/30	2,000,000	2,298,040
San Diego Redevelopment Agency Tax Allocation Rev., Series 2009 A, (North Park Redevelopment), 7.00%, 11/1/39	3,000,000	3,546,810
San Diego Unified Port District Rev., Series 2013 A, 5.00%, 9/1/26	750,000	868,838
San Francisco City and County Airports Commission Rev., Series 2008 34-D, (San Francisco International Airport), 5.25%, 5/1/26	3,000,000	3,343,680
San Francisco City and County Airports Commission Rev., Series 2011 D, 5.00%, 5/1/31	5,390,000	6,046,610
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2009 D, (Mission Bay South Redevelopment), 6.625%, 8/1/39	2,000,000	2,300,800
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 C, (Mission Bay South Redevelopment), 6.75%, 8/1/41	1,000,000	1,210,110
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 7.00%, 8/1/41	1,250,000	1,504,900
San Francisco City and County Successor Agency Tax Allocation Rev., Series 2014 A, (Mission Bay South Redevelopment Project), 5.00%, 8/1/33	780,000	862,696
San Francisco City and County Successor Agency Tax Allocation Rev., Series 2014 A, (Mission Bay South Redevelopment Project), 5.00%, 8/1/43	1,000,000	1,086,500
San Gorgonio Memorial Health Care District GO, 4.00%, 8/1/17	435,000	462,318
San Gorgonio Memorial Health Care District GO, 4.00%, 8/1/18	515,000	554,784
San Gorgonio Memorial Health Care District GO, 5.00%, 8/1/20	1,000,000	1,149,340
San Gorgonio Memorial Health Care District GO, 5.00%, 8/1/21	275,000	318,648
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, Series 1997 A, 0.00%, 1/15/25 (NATL-RE)(1)	3,090,000	2,096,472
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, Series 1997 A, 0.00%, 1/15/29 (NATL-RE)(1)	165,000	92,157
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, Series 1997 A, 0.00%, 1/15/31 (NATL-RE)(1)	16,000,000	8,079,840
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, Series 1997 A, 0.00%, 1/15/32 (NATL-RE)(1)	290,000	139,046
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, Series 1997 A, 0.00%, 1/15/36 (NATL-RE)(1)	1,335,000	509,983
San Joaquin Hills Transportation Corridor Agency Rev., Series 2014 B, (Junior Lien), 5.25%, 1/15/44	6,000,000	6,519,180
San Jose Airport Rev., Series 2011 A-2, 5.25%, 3/1/34	2,605,000	2,889,336
San Mateo Special Tax Rev., (Community Facilities District No. 2008-1-Bay Meadows), 5.50%, 9/1/44	2,250,000	2,493,427
San Mateo Special Tax Rev., (Community Facilities District No. 2008-1-Bay Meadows), 6.00%, 9/1/42	500,000	572,330
Santa Barbara Secondary High School District GO, Series 2011 A, (Election of 2010), 0.00%, 8/1/36(1)	10,000,000	4,010,800
Santa Barbara Secondary High School District GO, Series 2011 A, (Election of 2010), 0.00%, 8/1/40(1)	3,795,000	1,244,950

Santa Cruz County Redevelopment Agency Tax Allocation Rev., Series 2009 A, (Live Oak/Soquel Community Improvement), 7.00%, 9/1/36	3,000,000	3,509,010
Santa Margarita Water District Special Tax Rev., Series 2013, (Communities Facilities District No. 2013-1, Village of Sendero), 5.625%, 9/1/43	1,250,000	1,394,638
Santaluz Community Facilities District No. 2 Special Tax Rev., Series 2011 A, (Improvement Area No. 1), 5.10%, 9/1/21	465,000	509,022
Saugus-Castaic School Facilities Financing Authority Special Tax Rev., (Community Facilities District No. 2006-1C), 6.00%, 9/1/43	1,490,000	1,695,784
Silicon Valley Tobacco Securitization Authority Rev., Capital Appreciation, Series 2007 A, (Santa Clara County Tobacco Securitization Corp.), 0.00%, 6/1/36(1)	1,000,000	223,130
Southern California Public Power Authority Rev., (Southern Transmission), 0.00%, 7/1/15 (NATL-RE-IBC)(1)	1,250,000	1,249,625
Southern California Public Power Authority Rev., Series 2007 A, 5.00%, 11/1/33	3,755,000	4,288,736
Southern Mono Health Care District GO, Capital Appreciation, Series 2002 A, (Election of 2001), 0.00%, 8/1/26 (NATL-RE)(1)	1,800,000	1,079,406
Southwestern Community College District GO, Capital Appreciation, Series 2011 C, (Election of 2008), 0.00%, 8/1/46(1)	5,425,000	1,314,749
Stockton Public Financing Authority Rev., Series 2010 A, (Delta Water Supply Project), 6.25%, 10/1/40	1,750,000	2,093,945
Stockton Public Financing Authority Wastewater Rev., 5.00%, 9/1/28 (BAM)	2,215,000	2,531,457
Stockton Public Financing Authority Wastewater Rev., 5.00%, 9/1/29 (BAM)	1,750,000	1,984,027
Stockton Unified School District GO, Series 2014 A, (Election of 2012), 5.00%, 8/1/42 (AGM)	705,000	783,234
Successor Agency to the Redevelopment Agency of the City & County of San Francisco Communities Facilities District No. 6 Special Tax Rev., Capital Appreciation, Series 2013 C, (Mission Bay South Public Improvements), 0.00%, 8/1/43 (BAM)(1)	5,500,000	1,120,570
Successor Agency to the Redevelopment Agency of the City of Cathedral City Tax Allocation Rev., Series 2014 A, (Merged Redevelopment Project Area), 5.00%, 8/1/29 (AGM)	1,250,000	1,415,887
Successor Agency to the Redevelopment Agency of the City of Cathedral City Tax Allocation Rev., Series 2014 A, (Merged Redevelopment Project Area), 5.00%, 8/1/30 (AGM)	1,315,000	1,481,742
Successor Agency to the Redevelopment Agency of the City of Cathedral City Tax Allocation Rev., Series 2014 A, (Merged Redevelopment Project Area), 5.00%, 8/1/31 (AGM)	1,380,000	1,553,825
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/19 (BAM)	215,000	243,021
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/20 (BAM)	140,000	160,646
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/21 (BAM)	200,000	231,666
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/22 (BAM)	300,000	351,207
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/23 (BAM)	200,000	234,528
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/24 (BAM)	135,000	158,059
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 4.50%, 9/1/25 (BAM)	45,000	50,444
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/25 (BAM)	45,000	52,290
Sunnyvale Community Facilities District No. 1 Special Tax Rev., 7.75%, 8/1/32	6,500,000	6,512,740
Susanville Public Financing Authority Rev., Series 2010 B, (Utility Enterprises), 6.00%, 6/1/45	3,000,000	3,363,120
Tahoe-Truckee Unified School District GO, Capital Appreciation, Series 1999 A, (Improvement District No. 2), 0.00%, 8/1/22 (NATL-RE)(1)	2,690,000	2,226,513
Tahoe-Truckee Unified School District GO, Capital Appreciation, Series 1999 A, (Improvement District No. 2), 0.00%, 8/1/23 (NATL-RE)(1)	2,220,000	1,743,299
Tobacco Securitization Authority of Northern California Settlement Rev., Series 2005 A-1, 5.50%, 6/1/45	2,000,000	1,638,580
Tobacco Securitization Authority of Southern California Settlement Rev., Series 2006 A-1, 5.00%, 6/1/37	2,250,000	1,914,727
Tracy Community Facilities District No. 2006-1 Special Tax Rev., (NEI Phase II), 5.75%, 9/1/36	3,105,000	3,113,508
Tracy Public Financing Authority Special Tax Rev., Series 2014 A, 4.00%, 9/2/18	1,900,000	2,037,617
Tracy Public Financing Authority Special Tax Rev., Series 2014 A, 5.00%, 9/2/19	2,285,000	2,574,944
Tracy Public Financing Authority Special Tax Rev., Series 2014 A, 5.00%, 9/2/20	2,100,000	2,400,783
Tri-Dam Power Authority Rev., 4.00%, 5/1/16	2,165,000	2,212,695
Tri-Dam Power Authority Rev., 4.00%, 11/1/16	2,165,000	2,232,548

Tuolumne Wind Project Authority Rev., Series 2009 A, 5.875%, 1/1/29	2,000,000	2,319,040
Turlock Public Financing Authority Tax Allocation Rev., 7.50%, 9/1/39	2,770,000	3,468,954
Tustin Community Facilities District No. 06-1 Special Tax Rev., Series 2007 A, (Tustin Legacy/Columbus Villages), 6.00%, 9/1/36	4,945,000	5,194,129
Tustin Community Facilities District No. 07-1 Special Tax Rev., (Tustin Legacy/Retail Center), 6.00%, 9/1/37	1,300,000	1,356,589
Tustin Public Financing Authority Rev., 5.00%, 4/1/43	1,000,000	1,109,090
Tustin Unified School District Special Tax Rev., (Community Facilities District No. 06-1), 5.75%, 9/1/30	1,000,000	1,110,140
Tustin Unified School District Special Tax Rev., (Community Facilities District No. 06-1), 6.00%, 9/1/40	1,500,000	1,727,445
Twin Rivers Unified School District COP, (School Facilities Bridge Funding Program), VRDN, 3.20%, 6/1/20 (AGM)	1,750,000	1,751,575
Twin Rivers Unified School District COP, (School Facilities Bridge Funding Program), VRDN, 3.20%, 6/1/20 (AGM)	1,000,000	1,000,900
University of California System Rev., Series 2012 G, 5.00%, 5/15/37	5,000,000	5,623,950
Val Verde Unified School District Special Tax Rev., 5.00%, 9/1/37	1,750,000	1,856,680
Val Verde Unified School District Special Tax Rev., (Community Facilities District No. 1, Improvement Area A), 5.40%, 9/1/15, Prerefunded at 102% of Par(2)	2,500,000	2,582,850
Val Verde Unified School District Special Tax Rev., (Community Facilities District No. 1, Improvement Area A), 5.45%, 9/1/15, Prerefunded at 102% of Par(2)	2,600,000	2,686,502
Ventura County Community College District GO, Series 2008 C, (Election of 2002), 5.50%, 8/1/18, Prerefunded at 100% of Par(2)	1,600,000	1,824,048
Whittier Health Facilities Rev., (Presbyterian Intercommunity Hospital), 5.00%, 6/1/44	3,500,000	3,830,330
Yosemite Community College District GO, Capital Appreciation, (Election of 2004), 0.00%, 8/1/16 (AGM)(1)	3,545,000	3,522,915
Yuba City Unified School District GO, Capital Appreciation, 0.00%, 3/1/25 (NATL-RE)(1)	1,500,000	1,056,045
		811,245,832
Guam — 1.2%
Guam Government Business Privilege Tax Rev., Series 2011 A, 5.125%, 1/1/42	1,000,000	1,085,660
Guam Government GO, Series 2009 A, 7.00%, 11/15/39	7,230,000	8,655,684
Guam Power Authority Rev., Series 2012 A, 5.00%, 10/1/34	850,000	910,809
		10,652,153
Puerto Rico — 1.7%
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 6.00%, 7/1/47	3,150,000	2,306,146
Puerto Rico Electric Power Authority Rev., Series 2010 XX, 5.25%, 7/1/40	465,000	274,499
Puerto Rico Electric Power Authority Rev., Series 2012 A, 5.00%, 7/1/42	4,000,000	2,356,600
Puerto Rico GO, Series 2008 A, (Public Improvement), 6.00%, 7/1/38	2,500,000	1,851,925
Puerto Rico GO, Series 2009 C, (Public Improvement), 6.00%, 7/1/39	1,250,000	924,388
Puerto Rico GO, Series 2011 A, (Public Improvement), 5.75%, 7/1/41	500,000	364,790
Puerto Rico GO, Series 2014 A, (Public Improvement), 8.00%, 7/1/35	4,715,000	3,975,405
Puerto Rico Public Buildings Authority Rev., Series 2009 Q, 5.625%, 7/1/39	3,700,000	2,532,132
		14,585,885
U.S. Virgin Islands — 0.5%
Virgin Islands Public Finance Authority Rev., Series 2009 A, (Diageo Matching Fund Bonds), 6.75%, 10/1/37	2,000,000	2,271,060
Virgin Islands Public Finance Authority Rev., Series 2010 B, (Subordinated Lien), 5.25%, 10/1/29	1,500,000	1,637,430
		3,908,490
TOTAL INVESTMENT SECURITIES — 98.6% (Cost $788,835,695)		840,392,360
OTHER ASSETS AND LIABILITIES — 1.4%		11,817,425
TOTAL NET ASSETS — 100.0%		$852,209,785

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
333	U.S. Treasury 10-Year Notes	September 2015	42,519,938	(182,859)
104	U.S. Treasury Long Bonds	September 2015	16,185,000	(129,530)
			58,704,938	(312,389)

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
NATL-RE	-	National Public Finance Guarantee Corporation - Reinsured
NATL-RE-IBC	-	National Public Finance Guarantee Corporation - Reinsured - Insured Bond Certificates
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.

(1)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(2)	Escrowed to maturity in U.S. government securities or state and local government securities.

(3)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $11,494,743, which represented 1.3% of total net assets.

(4)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $176,735, which represented less than 0.05% of total net assets.

(5)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(6)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(7)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $1,055,583.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities and unrealized appreciation (depreciation) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of May 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$788,835,695
Gross tax appreciation of investments	$56,824,400
Gross tax depreciation of investments	(5,267,735)
Net tax appreciation (depreciation) of investments	$51,556,665

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
California Intermediate-Term Tax-Free Bond Fund
May 31, 2015

California Intermediate-Term Tax-Free Bond - Schedule of Investments
MAY 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 102.4%
California — 101.1%
ABAG Finance Authority for Nonprofit Corps. Rev., Series 2011 A, (Sharp HealthCare), 6.00%, 8/1/30	2,500,000	3,024,525
ABAG Finance Authority for Nonprofit Corps. Rev., Series 2012, (Jackson Laboratory), 4.00%, 7/1/15	280,000	280,918
ABAG Finance Authority for Nonprofit Corps. Rev., Series 2012, (Jackson Laboratory), 4.00%, 7/1/16	270,000	280,006
ABAG Finance Authority for Nonprofit Corps. Rev., Series 2012, (Jackson Laboratory), 5.00%, 7/1/17	1,000,000	1,081,180
ABAG Finance Authority for Nonprofit Corps. Rev., Series 2012, (Jackson Laboratory), 5.00%, 7/1/18	500,000	552,625
ABAG Finance Authority for Nonprofit Corps. Rev., Series 2014 A, (Sharp HealthCare), 5.00%, 8/1/33	1,450,000	1,635,209
Alameda Corridor Transportation Authority Rev., Series 2013 A, (Senior Lien), 5.00%, 10/1/20	3,010,000	3,523,626
Alameda Corridor Transportation Authority Rev., Series 2013 A, (Senior Lien), 5.00%, 10/1/24	2,000,000	2,392,880
Alameda Corridor Transportation Authority Rev., Capital Appreciation, Series 1999 A, (Senior Lien), 0.00%, 10/1/35 (NATL-RE)(1)	9,000,000	3,732,210
Alum Rock Union Elementary School District GO, Series 2013 A, (Election of 2012), 6.00%, 8/1/39	1,500,000	1,834,890
Anaheim Public Financing Authority Rev., Series 2011 A, (Electric System Distribution Facilities), 5.375%, 10/1/36	700,000	817,040
Anaheim Public Financing Authority Rev., Series 2012 A, (Electric System Distribution Facilities), 5.00%, 10/1/23	1,200,000	1,449,336
Anaheim Public Financing Authority Rev., Series 2012 A, (Electric System Distribution Facilities), 5.00%, 10/1/24	2,275,000	2,714,644
Anaheim Public Financing Authority Rev., Series 2014 A, (Anaheim Convention Center Expansion Project), 5.00%, 5/1/25	1,000,000	1,189,720
Anaheim Public Financing Authority Rev., Series 2014 A, (Anaheim Convention Center Expansion Project), 5.00%, 5/1/28	1,100,000	1,283,568
Anaheim Public Financing Authority Rev., Series 2014 A, (Anaheim Convention Center Expansion Project), 5.00%, 5/1/29	1,250,000	1,449,700
Anaheim Public Financing Authority Rev., Series 2014 A, (Anaheim Convention Center Expansion Project), 5.00%, 5/1/34	3,360,000	3,814,944
Anaheim Public Financing Authority Rev., Series 2014 A, (Anaheim Convention Center Expansion Project), 5.00%, 5/1/39	1,550,000	1,739,441
Anaheim Public Financing Authority Rev., Series 2014 A, (Anaheim Convention Center Expansion Project), 5.00%, 5/1/46	2,000,000	2,232,760
Bay Area Toll Authority Toll Bridge Rev., Series 2001 A, (San Francisco Bay Area), VRDN, 1.35%, 6/4/15	5,000,000	5,065,250
Bay Area Toll Authority Toll Bridge Rev., Series 2007 A-1, (San Francisco Bay Area), VRDN, 0.80%, 6/4/15	1,000,000	1,009,360
Bay Area Toll Authority Toll Bridge Rev., Series 2007 F, (San Francisco Bay Area), 5.00%, 4/1/17, Prerefunded at 100% of Par(2)	2,000,000	2,158,760
Bay Area Toll Authority Toll Bridge Rev., Series 2008 G-1, (San Francisco Bay Area), VRDN, 1.20%, 6/4/15	2,500,000	2,524,500
Bay Area Toll Authority Toll Bridge Rev., Series 2009 F-1, (San Francisco Bay Area), 5.25%, 4/1/19, Prerefunded at 100% of Par(2)	5,000,000	5,773,750
Bay Area Toll Authority Toll Bridge Rev., Series 2012 F-1, (San Francisco Bay Area), 5.00%, 4/1/24	1,500,000	1,798,200
Bay Area Toll Authority Toll Bridge Rev., Series 2012 F-1, (San Francisco Bay Area), 5.00%, 4/1/25	3,500,000	4,176,585
Bay Area Toll Authority Toll Bridge Rev., Series 2012 F-1, (San Francisco Bay Area), 5.00%, 4/1/28	7,185,000	8,373,902
Bay Area Toll Authority Toll Bridge Rev., Series 2013 S-4, (San Francisco Bay Area), 5.00%, 4/1/43	5,610,000	6,214,702
Bay Area Toll Authority Toll Bridge Rev., Series 2014 B, (San Francisco Bay Area), VRDN, 1.50%, 4/2/18	3,000,000	3,018,930
Bay Area Toll Authority Toll Bridge Rev., Series 2014 E, (San Francisco Bay Area), 2.00%, 4/1/34	2,000,000	2,006,840
Bay Area Toll Authority Toll Bridge Rev., Series 2014 S-6, (San Francisco Bay Area), 5.00%, 10/1/54	9,000,000	9,765,090
California Department of Water Resources Rev., Series 2014 AT, (Center Valley Project), VRDN, 0.40%, 6/4/15	4,500,000	4,497,885
California Department of Water Resources Power Supply Rev., Series 2005 F-5, 5.00%, 5/1/22	1,800,000	2,008,188
California Department of Water Resources Power Supply Rev., Series 2005 G-4, 5.00%, 5/1/16	3,230,000	3,372,378
California Department of Water Resources Power Supply Rev., Series 2008 H, 5.00%, 5/1/18, Prerefunded at 100% of Par(2)	3,570,000	3,987,761
California Department of Water Resources Power Supply Rev., Series 2008 H, 5.00%, 5/1/21	1,430,000	1,596,423

California Department of Water Resources Power Supply Rev., Series 2009 AG, (Center Valley Project), 5.00%, 12/1/19, Prerefunded at 100% of Par(2)	905,000	1,057,836
California Department of Water Resources Power Supply Rev., Series 2009 AG, (Center Valley Project), 5.00%, 12/1/25	95,000	110,560
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/16	5,000,000	5,220,400
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/17	5,000,000	5,418,150
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/18	3,000,000	3,345,690
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/19	7,000,000	8,015,000
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/20, Prerefunded at 100% of Par(2)	1,860,000	2,193,442
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/20, Prerefunded at 100% of Par(2)	11,165,000	13,166,550
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/21	1,140,000	1,330,608
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/22	6,835,000	7,960,109
California Department of Water Resources Power Supply Rev., Series 2010 M, 5.00%, 5/1/16	2,000,000	2,088,160
California Department of Water Resources Power Supply Rev., Series 2011 N, 5.00%, 5/1/20	14,215,000	16,645,765
California Department of Water Resources Power Supply Rev., Series 2011 N, 5.00%, 5/1/21	10,000,000	11,891,100
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/18(2)	5,435,000	6,095,461
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/18	1,565,000	1,762,581
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/19(2)	4,505,000	5,200,662
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/22	2,000,000	2,097,620
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/31	1,455,000	1,615,501
California Educational Facilities Authority Rev., (San Francisco University), 5.00%, 10/1/16	1,200,000	1,273,200
California Educational Facilities Authority Rev., (San Francisco University), 5.00%, 10/1/21	750,000	884,903
California Educational Facilities Authority Rev., (Santa Clara University), 5.00%, 4/1/18	500,000	553,240
California Educational Facilities Authority Rev., (Santa Clara University), 5.00%, 4/1/19	700,000	780,332
California Educational Facilities Authority Rev., (Santa Clara University), 5.25%, 4/1/23	2,000,000	2,221,420
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/15, Prerefunded at 100% of Par(2)	70,000	71,415
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/36	975,000	980,616
California Educational Facilities Authority Rev., Series 2009 A, (Pomona College), 5.00%, 1/1/24	2,100,000	2,383,437
California Educational Facilities Authority Rev., Series 2009 A, (University of Southern California), 5.00%, 10/1/39	2,950,000	3,266,889
California Educational Facilities Authority Rev., Series 2010 A, (Loyola Marymount University), 5.00%, 10/1/30	1,365,000	1,533,195
California Educational Facilities Authority Rev., Series 2010 B, (Loyola Marymount University), VRN, 0.90%, 6/4/15	3,510,000	3,510,000
California Educational Facilities Authority Rev., Series 2012 A, (University of the Pacific), 4.50%, 11/1/15	1,240,000	1,262,010
California Educational Facilities Authority Rev., Series 2012 A, (University of the Pacific), 4.50%, 11/1/17	1,000,000	1,083,100
California Educational Facilities Authority Rev., Series 2015 A, (University of Southern California), 5.00%, 10/1/25(3)	1,875,000	2,332,556
California GO, 5.00%, 9/1/15	9,115,000	9,228,664
California GO, 5.00%, 11/1/16 (Ambac)	1,575,000	1,677,926
California GO, 5.00%, 9/1/17	2,500,000	2,740,475
California GO, 5.00%, 10/1/17	2,170,000	2,384,982
California GO, 5.50%, 4/1/18	2,535,000	2,855,779
California GO, 5.00%, 8/1/18	2,260,000	2,426,065
California GO, 5.00%, 9/1/18	1,000,000	1,125,710
California GO, 5.00%, 9/1/19	7,645,000	8,807,499
California GO, 5.00%, 3/1/20	1,690,000	1,861,248
California GO, 5.00%, 8/1/20	5,000,000	5,365,650
California GO, 5.25%, 10/1/20	5,000,000	5,837,400
California GO, 5.00%, 3/1/22	5,000,000	5,172,550
California GO, 5.00%, 9/1/22	2,000,000	2,404,760
California GO, 5.00%, 3/1/23	10,000,000	12,060,300
California GO, 5.50%, 4/1/24	4,600,000	5,315,484
California GO, 5.00%, 8/1/24	1,260,000	1,349,561

California GO, 5.00%, 12/1/26	1,045,000	1,241,993
California GO, 5.00%, 2/1/27	14,000,000	16,336,040
California GO, 5.00%, 2/1/28	5,795,000	6,693,631
California GO, 5.00%, 3/1/28	8,000,000	9,464,400
California GO, 5.75%, 4/1/28	5,000,000	5,783,650
California GO, 5.00%, 11/1/29	2,625,000	3,047,021
California GO, 5.75%, 4/1/31	5,000,000	5,763,450
California GO, 5.00%, 11/1/32	1,890,000	2,057,624
California GO, 6.50%, 4/1/33	5,000,000	5,989,150
California GO, 6.00%, 4/1/38	3,000,000	3,525,030
California GO, Series 2004 A-1, (Kindergarten), VRDN, 0.06%, 6/1/15 (LOC: Citibank N.A.)	5,700,000	5,700,000
California GO, Series 2004 A-5, (Kindergarten), VRDN, 0.06%, 6/1/15 (LOC: Citibank N.A.)	600,000	600,000
California GO, Series 2012 B, VRN, 1.00%, 6/4/15	2,000,000	2,026,800
California GO, Series 2012 B, VRN, 1.10%, 6/4/15	800,000	813,592
California GO, Series 2012 B, VRN, 1.25%, 6/4/15	960,000	980,208
California GO, VRDN, 4.00%, 12/1/16	3,000,000	3,106,770
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 8/15/18	1,000,000	1,123,390
California Health Facilities Financing Authority Rev., (NCROC Paradise Valley Estates), 5.70%, 12/1/24 (Ambac/California Mortgage Insurance)	1,455,000	1,655,979
California Health Facilities Financing Authority Rev., Series 2008 A, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 3/15/17	2,000,000	2,025,380
California Health Facilities Financing Authority Rev., Series 2008 A, (Scripps Health), 5.00%, 10/1/17	1,400,000	1,536,808
California Health Facilities Financing Authority Rev., Series 2008 A, (Sutter Health), 5.50%, 8/15/17	1,000,000	1,106,530
California Health Facilities Financing Authority Rev., Series 2008 A, (Sutter Health), 5.25%, 8/15/22	3,335,000	3,765,682
California Health Facilities Financing Authority Rev., Series 2008 B, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 3/15/17	2,200,000	2,227,918
California Health Facilities Financing Authority Rev., Series 2008 C, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 3/15/17	1,500,000	1,519,035
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.25%, 10/1/18, Prerefunded at 100% of Par(2)	3,250,000	3,806,497
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/18, Prerefunded at 100% of Par(2)	40,000	47,176
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/18, Prerefunded at 100% of Par(2)	2,085,000	2,459,070
California Health Facilities Financing Authority Rev., Series 2008 H, (Catholic Healthcare West), 5.125%, 7/1/15, Prerefunded at 100% of Par(2)	355,000	356,519
California Health Facilities Financing Authority Rev., Series 2009 A, (Catholic Healthcare West), 5.00%, 7/1/18	3,000,000	3,346,080
California Health Facilities Financing Authority Rev., Series 2009 A, (Children's Hospital of Orange County), 6.25%, 11/1/29	5,000,000	5,904,300
California Health Facilities Financing Authority Rev., Series 2009 A, (St. Joseph Health System), 5.50%, 7/1/29	1,500,000	1,713,990
California Health Facilities Financing Authority Rev., Series 2009 A, (St. Joseph Health System), 5.75%, 7/1/39	1,000,000	1,148,630
California Health Facilities Financing Authority Rev., Series 2009 C, (St. Joseph Health System), VRDN, 5.00%, 10/18/22	5,700,000	6,836,751
California Health Facilities Financing Authority Rev., Series 2010 A, (Stanford Hospital), 5.00%, 11/15/25	2,000,000	2,286,800
California Health Facilities Financing Authority Rev., Series 2011 B, (St. Joseph Health System), VRDN, 0.07%, 6/1/15 (LOC: U.S. Bank N.A.)	6,400,000	6,400,000
California Health Facilities Financing Authority Rev., Series 2011 B, (Sutter Health), 6.00%, 8/15/42	1,000,000	1,189,010
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.00%, 8/15/18	1,305,000	1,464,484
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.00%, 8/15/22	1,650,000	1,960,431
California Health Facilities Financing Authority Rev., Series 2012 A, (Stanford Hospital & Clinics), 5.00%, 8/15/51	1,000,000	1,104,880
California Health Facilities Financing Authority Rev., Series 2013 A, (St. Joseph Health System), 5.00%, 7/1/37	890,000	991,273
California Health Facilities Financing Authority Rev., Series 2013 A, (Sutter Health), 5.00%, 8/15/52	4,000,000	4,436,840
California Infrastructure & Economic Development Bank Rev., (Columbia College), VRDN, 0.12%, 6/4/15 (LOC: Rabobank Nederland N.V.)	1,520,000	1,520,000

California Infrastructure & Economic Development Bank Rev., Series 2000 A, (Scripps Research Institute), 5.625%, 7/1/20	790,000	793,429
California Infrastructure & Economic Development Bank Rev., Series 2003 A, (Bay Area Toll Bridges Seismic Retrofit 1st Lien), 5.125%, 7/1/26, Prerefunded at 100% of Par (Ambac)(2)	5,000,000	6,353,100
California Infrastructure & Economic Development Bank Rev., Series 2008 B, (Los Angeles County Museum of Natural History Foundation), VRDN, 0.08%, 6/1/15 (LOC: Wells Fargo Bank N.A.)	8,150,000	8,150,000
California Infrastructure & Economic Development Bank Rev., Series 2010 A, (University of California, San Francisco Neuroscience Building), 5.00%, 5/15/22	3,735,000	4,378,653
California Infrastructure & Economic Development Bank Rev., Series 2011 A-1, (J. Paul Getty Trust), VRDN, 0.38%, 6/4/15	5,000,000	4,984,400
California Infrastructure & Economic Development Bank Rev., Series 2012 A-1, (J. Paul Getty Trust), 4.00%, 10/1/15	975,000	987,880
California Infrastructure & Economic Development Bank Rev., Series 2013 A, (Los Angeles County Museum of Art Project), VRDN, 1.88%, 6/4/15	3,000,000	3,090,780
California Infrastructure & Economic Development Bank Rev., Series 2015 A, (The Colburn School), VRDN, 1.11%, 6/4/15	4,375,000	4,375,875
California Infrastructure & Economic Development Bank Rev., Series 2015 B-2, (J. Paul Getty Trust), VRDN, 0.38%, 6/4/15	2,750,000	2,739,632
California Municipal Finance Authority Rev., (Community Hospitals Central), 5.00%, 2/1/17	2,000,000	2,132,340
California Municipal Finance Authority Rev., Series 2007, (Loma Linda University), 5.00%, 4/1/23	1,145,000	1,195,941
California Municipal Finance Authority Rev., Series 2007, (Loma Linda University), 5.00%, 4/1/28	2,000,000	2,065,980
California Municipal Finance Authority Rev., Series 2008 A, (Biola University), 5.00%, 10/1/18	1,000,000	1,094,690
California Municipal Finance Authority Rev., Series 2010 A, (Eisenhower Medical Center), 5.00%, 7/1/19	605,000	672,766
California Municipal Finance Authority Rev., Series 2010 A, (Eisenhower Medical Center), 5.25%, 7/1/21	1,760,000	2,004,358
California Municipal Finance Authority Rev., Series 2010 A, (University of Louisiana Verne), 5.00%, 6/1/17	2,290,000	2,435,804
California Municipal Finance Authority Rev., Series 2011, (Emerson College), 5.75%, 1/1/33	2,250,000	2,589,795
California Municipal Finance Authority Rev., Series 2011, (Emerson College), 6.00%, 1/1/42	1,000,000	1,156,120
California Municipal Finance Authority Rev., Series 2015 B, (Azusa Pacific University), 5.00%, 4/1/27	1,165,000	1,302,190
California Pollution Control Financing Authority Rev., Series 1996 E, (Pacific Gas & Electric Co.), VRDN, 0.08%, 6/1/15 (LOC: JPMorgan Chase Bank N.A.)	14,300,000	14,300,000
California Pollution Control Financing Authority Rev., Series 1996 F, (Pacific Gas & Electric Co.), VRDN, 0.08%, 6/1/15 (LOC: JPMorgan Chase Bank N.A.)	6,200,000	6,200,000
California Public Works Board Lease Rev., Series 2005 A, (Department of General Services - Butterfield), 5.00%, 6/1/15	1,450,000	1,450,392
California Public Works Board Lease Rev., Series 2006 A, (California State University), 5.00%, 10/1/16 (NATL-RE/FGIC)	1,500,000	1,590,975
California Public Works Board Lease Rev., Series 2009 A, (Department of General Services - Building 8 & 9), 6.25%, 4/1/34	2,435,000	2,863,122
California Public Works Board Lease Rev., Series 2009 B, (Department of Education - Riverside Campus), 6.00%, 4/1/27	2,130,000	2,499,385
California Public Works Board Lease Rev., Series 2009 I-1, (Various Capital Projects), 6.375%, 11/1/34	2,500,000	3,012,600
California Public Works Board Lease Rev., Series 2011 D, (Judicial Council Projects), 5.00%, 12/1/15	4,000,000	4,096,640
California Public Works Board Lease Rev., Series 2011 D, (Judicial Council Projects), 5.25%, 12/1/26	2,000,000	2,400,400
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/21	3,000,000	3,512,580
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/22	2,100,000	2,494,527
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/23	2,000,000	2,351,660
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/25	1,800,000	2,114,280
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/37	4,545,000	5,029,042
California Public Works Board Lease Rev., Series 2012 D, (California State University Projects), 5.00%, 9/1/36	1,000,000	1,106,810
California Public Works Board Lease Rev., Series 2012 G, (Various Capital Projects), 4.00%, 11/1/17	1,250,000	1,343,225
California Public Works Board Lease Rev., Series 2013 H, (California State University Projects), 5.00%, 9/1/38	4,500,000	5,014,260
California Public Works Board Lease Rev., Series 2013 I, (Various Capital Projects), 5.00%, 11/1/38	2,400,000	2,680,992
California Public Works Board Lease Rev., Series 2014 A, (Various Correctional Facilities), 5.00%, 9/1/25	5,000,000	5,978,250
California School Finance Authority Rev., Series 2015 A, (Alliance for College-Ready Public School Project), 3.00%, 7/1/19(4)	1,025,000	1,050,553
California School Finance Authority Rev., Series 2015 A, (Alliance for College-Ready Public School Project), 3.00%, 7/1/20(4)	1,115,000	1,130,510

California State University Systemwide Rev., Series 2011 A, 5.00%, 11/1/20	1,250,000	1,479,950
California State University Systemwide Rev., Series 2011 A, 5.00%, 11/1/24	5,000,000	5,888,700
California State University Systemwide Rev., Series 2014 A, 5.00%, 11/1/32	1,750,000	2,033,815
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.00%, 11/1/24	200,000	240,774
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.00%, 11/1/16	750,000	796,928
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.00%, 11/1/17	815,000	892,767
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 4.00%, 11/1/18	200,000	218,352
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.00%, 11/1/18	515,000	576,821
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 4.00%, 11/1/19	200,000	221,266
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.00%, 11/1/20	100,000	116,710
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 4.00%, 11/1/21	150,000	167,801
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.00%, 11/1/22	125,000	148,969
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.00%, 11/1/23	150,000	180,717
California Statewide Communities Development Authority Rev., (John Muir Health), 5.00%, 7/1/20	2,225,000	2,558,016
California Statewide Communities Development Authority Rev., (Southern California Edison Co.), VRDN, 1.375%, 4/2/18	1,775,000	1,768,574
California Statewide Communities Development Authority Rev., (St. Joseph Remarketing), 5.125%, 7/1/24 (NATL-RE)	2,000,000	2,231,900
California Statewide Communities Development Authority Rev., (Trinity Health Corp.), 5.00%, 12/1/41	1,570,000	1,735,761
California Statewide Communities Development Authority Rev., Series 2002 B, (Pooled Financing Program), 5.20%, 10/1/18 (AGM)	440,000	441,751
California Statewide Communities Development Authority Rev., Series 2007 A, (California Baptist University), 5.30%, 11/1/18	1,480,000	1,586,900
California Statewide Communities Development Authority Rev., Series 2007 A, (California Baptist University), 5.40%, 11/1/27	1,000,000	1,042,720
California Statewide Communities Development Authority Rev., Series 2007 A, (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/1/17, Prerefunded at 100% of Par (California Mortgage Insurance)(2)	1,000,000	1,094,900
California Statewide Communities Development Authority Rev., Series 2007 A, (Valleycare Health System), 4.80%, 7/15/17	1,980,000	2,113,868
California Statewide Communities Development Authority Rev., Series 2007 A, (Valleycare Health System), 5.00%, 7/15/22	2,460,000	2,636,579
California Statewide Communities Development Authority Rev., Series 2008 C, (John Muir Health), VRDN, 0.06%, 6/1/15 (LOC: Wells Fargo Bank N.A.)	1,000,000	1,000,000
California Statewide Communities Development Authority Rev., Series 2009 A, (Kaiser Permanente), 5.00%, 4/1/19	1,450,000	1,650,839
California Statewide Communities Development Authority Rev., Series 2009 E-2, (Kaiser Permanente), VRDN, 5.00%, 5/1/17	5,000,000	5,398,100
California Statewide Communities Development Authority Rev., Series 2012 A, (Kaiser Permanente), 5.00%, 4/1/42	8,400,000	9,205,560
California Statewide Communities Development Authority Rev., Series 2014 A, (Loma Linda University Medical Center), 5.25%, 12/1/29	1,500,000	1,646,430
California Statewide Communities Development Authority Rev., Series 2014 B, (Huntington Memorial Hospital), 5.00%, 7/1/22	475,000	556,078
California Statewide Communities Development Authority Rev., Series 2014 B, (Huntington Memorial Hospital), 5.00%, 7/1/23	600,000	707,310
California Statewide Communities Development Authority Rev., Series 2014 B, (Huntington Memorial Hospital), 5.00%, 7/1/24	750,000	889,860
California Statewide Communities Development Authority Rev., Series 2014 B, (Huntington Memorial Hospital), 5.00%, 7/1/25	800,000	933,376
California Statewide Communities Development Authority Rev., Series 2014 B, (Huntington Memorial Hospital), 5.00%, 7/1/26	885,000	1,022,600

California Statewide Communities Development Authority Rev., Series 2014 B, (Huntington Memorial Hospital), 5.00%, 7/1/27	1,880,000	2,153,803
California Statewide Communities Development Authority Rev., Series 2014 B, (Los Angeles Jewish Home), 3.00%, 8/1/21 (GA: Jewish Home Foundation/California Mortgage Insurance)	3,900,000	3,982,797
Calleguas-Las Virgenes Public Financing Authority Rev., Series 2007 A, (Municipal Water District), 5.00%, 7/1/16, Prerefunded at 100% of Par (NATL-RE/FGIC)(2)	1,000,000	1,051,110
Capistrano Unified School District Special Tax Rev., (Community Facilities District No. 87-1), 5.00%, 9/1/18 (Ambac)	3,115,000	3,281,528
Carson Redevelopment Agency Successor Agency Tax Allocation Rev., Series 2014 A, (Merged and Amended Project Area), 4.00%, 10/1/15	625,000	633,081
Carson Redevelopment Agency Successor Agency Tax Allocation Rev., Series 2014 A, (Merged and Amended Project Area), 4.00%, 10/1/16	525,000	549,192
Carson Redevelopment Agency Successor Agency Tax Allocation Rev., Series 2014 A, (Merged and Amended Project Area), 4.00%, 10/1/17	675,000	722,574
Carson Redevelopment Agency Successor Agency Tax Allocation Rev., Series 2014 A, (Project Area No. 1), 5.00%, 10/1/19 (AGM)	315,000	356,599
Chaffey Joint Union High School District GO, Series 2013 A, (Election of 2012), 5.00%, 8/1/30	3,125,000	3,589,531
Chaffey Joint Union High School District GO, Series 2013 A, (Election of 2012), 5.00%, 8/1/32	1,220,000	1,388,043
Chula Vista Rev., Series 2006 A, (San Diego Gas and Electric), 1.65%, 7/1/18	8,165,000	8,182,473
City of Fontana Special Tax Rev., (Community Facilities District No. 22), 4.00%, 9/1/18	740,000	794,146
City of Fontana Special Tax Rev., (Community Facilities District No. 22), 4.00%, 9/1/19	390,000	423,372
City of Fontana Special Tax Rev., (Community Facilities District No. 22), 5.00%, 9/1/20	545,000	619,349
City of Fontana Special Tax Rev., (Community Facilities District No. 22), 5.00%, 9/1/22	520,000	600,896
City of Fontana Special Tax Rev., (Community Facilities District No. 22), 5.00%, 9/1/24	575,000	669,490
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 12-1), 4.00%, 9/2/17	850,000	905,225
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 12-1), 4.00%, 9/2/18	875,000	944,256
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 12-1), 4.00%, 9/2/19	1,400,000	1,532,244
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., Series 2001 A, (Assessment District No. 00-18), VRDN, 0.06%, 6/1/15 (LOC: State Street Bank & Trust Co.)	2,300,000	2,300,000
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., Series 2011 A, (Assessment District No. 5-21), VRDN, 0.06%, 6/1/15 (LOC: U.S. Bank N.A.)(4)	1,100,000	1,100,000
City of La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/20	640,000	716,698
City of La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/21	315,000	354,822
City of La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/22	225,000	254,655
City of Riverside Sewer Rev., Series 2015 A, 5.00%, 8/1/25(3)	1,630,000	1,959,472
City of Riverside Sewer Rev., Series 2015 A, 5.00%, 8/1/26(3)	3,400,000	4,029,374
Clovis Unified School District GO, Capital Appreciation, Series 2004 A, (Election of 2004), 0.00%, 8/1/24 (NATL-RE)(1)	5,935,000	4,555,825
Corcoran Joint Unified School District COP, VRDN, 2.70%, 12/1/21 (AGM)	4,500,000	4,500,045
East Bay Municipal Utility District Rev., Series 2012 B, 4.00%, 6/1/15	1,185,000	1,185,261
East Side Union High School District GO, Series 2012, 5.00%, 8/1/25	1,405,000	1,634,619
East Side Union High School District GO, Series 2013, 5.00%, 8/1/29	2,450,000	2,800,791
Eastern Municipal Water District Water & Sewer COP, Series 2008 H, 5.00%, 7/1/24	1,000,000	1,112,180
Eastern Municipal Water District Water & Sewer Rev., Series 2011 A, 5.00%, 7/1/15	600,000	602,598
Eastern Municipal Water District Water & Sewer Rev., Series 2011 A, 4.00%, 7/1/16	600,000	624,450
Fairfield Redevelopment Agency Tax Allocation Rev., 4.00%, 8/1/16	1,525,000	1,588,425
Folsom Cordova Unified School District No. 2 Facilities Improvement GO, Series 2014, 4.00%, 10/1/15	570,000	577,439
Folsom Cordova Unified School District No. 4 Facilities Improvement GO, Series 2014 A, (Election of 2012), 4.00%, 10/1/15	605,000	612,690
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2013 A, 6.00%, 1/15/49	3,000,000	3,534,660
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2013 B-1, VRDN, 5.00%, 1/15/18	3,750,000	4,004,737
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2013 B-3, VRDN, 5.50%, 1/15/23	2,750,000	3,160,547
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2013 B-2, VRDN, 5.00%, 1/15/20	5,000,000	5,515,600
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2013 C, (Junior Lien), 6.25%, 1/15/33	3,000,000	3,553,200

Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, Series 1995 A, (Senior Lien), 0.00%, 1/1/26(1)(2)	10,000,000	7,563,200
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, Series 2013 A, 0.00%, 1/15/24(5)	1,600,000	1,175,008
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, Series 2013 A, 0.00%, 1/15/42(1)	4,820,000	1,351,576
Franklin-McKinley School District GO, Series 2005 A, (Election of 2004), 5.00%, 8/1/15, Prerefunded at 100% of Par (FGIC)(2)	1,150,000	1,159,488
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A-1, 4.50%, 6/1/27	1,270,000	1,235,532
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A-1, 5.00%, 6/1/33	1,250,000	1,045,713
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2013 A, 5.00%, 6/1/21	1,000,000	1,174,510
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2013 A, 5.00%, 6/1/29	6,650,000	7,529,595
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2013 A, 5.00%, 6/1/30	2,000,000	2,253,980
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2015 A, 3.00%, 6/1/17	1,000,000	1,044,530
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2015 A, 4.00%, 6/1/18	2,885,000	3,125,263
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2015 A, 5.00%, 6/1/19	1,000,000	1,138,700
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2015 A, 5.00%, 6/1/20	1,000,000	1,158,920
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2015 A, 5.00%, 6/1/21	1,000,000	1,174,510
Golden State Tobacco Securitization Corp. Settlement Rev., Capital Appreciation, Series 2005 A, 0.00%, 6/1/25 (AGM)(1)	2,000,000	1,476,320
Grossmont-Cuyamaca Community College District GO, Series 2013 A, (Election of 2012), 5.00%, 8/1/25	680,000	809,452
Grossmont-Cuyamaca Community College District GO, Series 2013 A, (Election of 2012), 5.00%, 8/1/26	685,000	804,306
Grossmont-Cuyamaca Community College District GO, Series 2013 A, (Election of 2012), 5.25%, 8/1/27	750,000	899,880
Hayward Area Recreation and Park District COP, 5.125%, 1/1/39	1,750,000	1,937,425
Huntington Beach Union High School District GO, 5.00%, 8/1/26	3,030,000	3,577,279
Inland Valley Development Agency Tax Allocation Rev., Series 2014 A, 5.25%, 9/1/37	1,110,000	1,254,444
Inland Valley Development Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/44	1,175,000	1,275,474
Irvine Community Facilities District No. 2013-3 Special Tax Rev., (Great Park Improvement Area No.1), 5.00%, 9/1/39	1,000,000	1,074,520
Irvine Ranch Water District Rev., Series 2009 B, VRDN, 0.08%, 6/1/15 (LOC: Bank of America N.A.)	3,900,000	3,900,000
Irvine Unified School District Financing Authority Special Tax Rev., Series 2006 A, (Group II), 4.75%, 9/1/16	600,000	611,598
Irvine Unified School District Financing Authority Special Tax Rev., Series 2006 A, (Group II), 5.00%, 9/1/20	745,000	760,213
Jurupa Public Financing Authority Special Tax Rev., Series 2014 A, 5.00%, 9/1/23	625,000	734,756
Jurupa Public Financing Authority Special Tax Rev., Series 2014 A, 5.00%, 9/1/24	680,000	804,236
Jurupa Public Financing Authority Special Tax Rev., Series 2014 A, 5.00%, 9/1/25	1,000,000	1,166,400
La Quinta Redevelopment Successor Agency Tax Allocation Rev., Series 2013 A, (La Quinta Redevelopment Project Areas 1&2), 5.00%, 9/1/19	1,150,000	1,303,916
La Quinta Redevelopment Successor Agency Tax Allocation Rev., Series 2013 A, (La Quinta Redevelopment Project Areas 1&2), 5.00%, 9/1/20	1,045,000	1,199,106
Long Beach Bond Finance Authority Natural Gas Purchase Rev., Series 2007 A, 5.00%, 11/15/35	1,215,000	1,358,236
Long Beach Harbor Rev., Series 2014 C, 5.00%, 11/15/18	22,000,000	24,922,040
Long Beach Marina Rev., Series 2015, (Alamitos Bay Marina Project), 5.00%, 5/15/23(3)	650,000	749,379
Long Beach Marina Rev., Series 2015, (Alamitos Bay Marina Project), 5.00%, 5/15/24(3)	250,000	289,655
Long Beach Marina Rev., Series 2015, (Alamitos Bay Marina Project), 5.00%, 5/15/25(3)	500,000	577,190
Long Beach Marina Rev., Series 2015, (Alamitos Bay Marina Project), 5.00%, 5/15/27(3)	800,000	903,088
Long Beach Marina Rev., Series 2015, (Alamitos Bay Marina Project), 5.00%, 5/15/28(3)	600,000	670,536
Long Beach Marina Rev., Series 2015, (Alamitos Bay Marina Project), 5.00%, 5/15/40(3)	2,500,000	2,676,100
Los Alamitos Unified School District COP, Capital Appreciation, (Capital Projects), 0.00%, 8/1/24(5)	2,100,000	1,513,260
Los Altos Elementary School District GO, 5.00%, 8/1/16, Prerefunded at 100% of Par (Ambac)(2)	1,045,000	1,102,182
Los Altos Elementary School District GO, 5.00%, 8/1/19 (Ambac)	1,455,000	1,535,942
Los Angeles Community College District GO, Series 2007 A, (Election of 2001), 5.00%, 8/1/17, Prerefunded at 100% of Par (NATL-RE/FGIC)(2)	2,000,000	2,180,500
Los Angeles Community College District GO, Series 2015 C, 5.00%, 6/1/26(3)	2,115,000	2,618,349
Los Angeles County COP, (Disney Concert Hall), 5.00%, 3/1/21	1,195,000	1,396,668
Los Angeles County COP, (Disney Concert Hall), 5.00%, 3/1/22	1,000,000	1,184,530

Los Angeles County COP, (Disney Concert Hall), 5.00%, 3/1/23	1,955,000	2,333,351
Los Angeles County Metropolitan Transportation Authority Sales Tax Rev., Series 2008 B, (Proposition A), 5.00%, 7/1/31	1,000,000	1,103,820
Los Angeles County Metropolitan Transportation Authority Sales Tax Rev., Series 2010 A, (General Union Station), 5.00%, 7/1/20	3,000,000	3,483,030
Los Angeles County Metropolitan Transportation Authority Sales Tax Rev., Series 2013 A, (Proposition A), 5.00%, 7/1/21	2,470,000	2,957,800
Los Angeles County Redevelopment Authority Tax Allocation Rev., Series 2013 D, (Redevelopment Project Areas), 4.00%, 9/1/15	2,000,000	2,019,200
Los Angeles County Redevelopment Authority Tax Allocation Rev., Series 2013 D, (Redevelopment Project Areas), 5.00%, 9/1/16	2,000,000	2,110,020
Los Angeles County Redevelopment Authority Tax Allocation Rev., Capital Appreciation, Series 2013 E, (Covina Revitalization Redevelopment Project No. 1), 0.00%, 12/1/19 (AGM)(1)	1,500,000	1,360,290
Los Angeles County Regional Financing Authority Rev., Series 2014 B-1, (MonteCedro, Inc.), 3.00%, 11/15/21 (California Mortgage Insurance)	1,170,000	1,180,472
Los Angeles County Regional Financing Authority Rev., Series 2014 B-2, (MonteCedro, Inc.), 3.00%, 11/15/20 (California Mortgage Insurance)	950,000	959,681
Los Angeles County Regional Financing Authority Rev., Series 2014 B-3, (MonteCedro, Inc.), 2.50%, 11/15/20 (California Mortgage Insurance)	2,000,000	2,014,700
Los Angeles County Sanitation Districts Financing Authority Rev., Series 2015 A, (Capital Projects), 5.00%, 10/1/23(3)	2,855,000	3,384,774
Los Angeles County Sanitation Districts Financing Authority Rev., Series 2015 A, (Capital Projects), 5.00%, 10/1/26(3)	2,700,000	3,166,398
Los Angeles Department of Airports Rev., Series 2008 C, (Los Angeles International Airport), 5.00%, 5/15/18	750,000	836,123
Los Angeles Department of Airports Rev., Series 2010 A, (Los Angeles International Airport), 5.00%, 5/15/40(6)	3,000,000	3,387,000
Los Angeles Department of Airports Rev., Series 2010 D, (Los Angeles International Airport), 5.00%, 5/15/24	3,040,000	3,551,328
Los Angeles Department of Airports Rev., Series 2015 C, (Los Angeles International Airport), 5.00%, 5/15/26	1,500,000	1,804,365
Los Angeles Department of Airports Rev., Series 2015 C, (Los Angeles International Airport), 5.00%, 5/15/27	1,280,000	1,521,357
Los Angeles Department of Water & Power System Rev., Series 2001 B-2, VRDN, 0.08%, 6/1/15 (SBBPA: Royal Bank of Canada)	3,500,000	3,500,000
Los Angeles Department of Water & Power System Rev., Series 2008 A-1, 5.25%, 7/1/38	5,000,000	5,543,850
Los Angeles Department of Water & Power System Rev., Series 2008 A-2, 5.25%, 7/1/32	3,535,000	3,943,328
Los Angeles Department of Water & Power System Rev., Series 2011 A, 4.00%, 7/1/16	1,000,000	1,041,530
Los Angeles Department of Water & Power System Rev., Series 2011 A, 5.00%, 7/1/18	780,000	873,647
Los Angeles Department of Water & Power System Rev., Series 2012 A, 5.00%, 7/1/26	1,000,000	1,171,750
Los Angeles Department of Water & Power System Rev., Series 2012 C, 5.00%, 1/1/16	8,750,000	8,895,512
Los Angeles Department of Water & Power System Rev., Series 2012 C, 5.00%, 7/1/24	1,500,000	1,807,575
Los Angeles Department of Water & Power System Rev., Series 2013 B, 5.00%, 7/1/27	6,470,000	7,621,919
Los Angeles Department of Water & Power System Rev., Series 2014 B, 5.00%, 7/1/25	700,000	843,514
Los Angeles Department of Water & Power System Rev., Series 2014 B, 5.00%, 7/1/26	1,300,000	1,547,039
Los Angeles Harbor Department Rev., Series 2011 B, 5.00%, 8/1/24	1,225,000	1,463,410
Los Angeles Municipal Improvement Corp. Rev., Series 2012 C, 5.00%, 3/1/25	3,000,000	3,445,050
Los Angeles Unified School District COP, Series 2012 B, (Headquarters Building Project), 5.00%, 10/1/29	1,700,000	1,935,603
Los Angeles Unified School District GO, Series 2006 F, (Election of 2004), 5.00%, 7/1/16, Prerefunded at 100% of Par (FGIC)(2)	4,000,000	4,204,440
Los Angeles Unified School District GO, Series 2006 F, (Election of 2004), 5.00%, 7/1/16, Prerefunded at 100% of Par (FGIC)(2)	175,000	183,825
Los Angeles Unified School District GO, Series 2006 F, (Election of 2004), 5.00%, 7/1/18 (FGIC)	1,055,000	1,109,596
Los Angeles Unified School District GO, Series 2007 H, (Election of 2004), 5.00%, 7/1/32 (AGM)	2,000,000	2,150,720
Los Angeles Unified School District GO, Series 2009 I, (Election of 2004), 5.00%, 7/1/29	4,000,000	4,546,400
Los Angeles Unified School District GO, Series 2010 KRY, 5.25%, 7/1/26	3,000,000	3,514,680
Los Angeles Unified School District GO, Series 2011 A-1, 4.00%, 7/1/17	1,000,000	1,069,390
Los Angeles Unified School District GO, Series 2011 A-1, 5.00%, 7/1/18	2,565,000	2,872,954
Los Angeles Unified School District GO, Series 2011 A-1, 5.00%, 7/1/24	5,140,000	6,069,980
Los Angeles Unified School District GO, Series 2011 A-2, 5.00%, 7/1/21	3,000,000	3,570,390
Los Angeles Unified School District GO, Series 2014 B, 5.00%, 7/1/18	6,665,000	7,465,200

Los Angeles Unified School District GO, Series 2014 C, 5.00%, 7/1/24	5,000,000	6,133,700
Los Angeles Unified School District GO, Series 2014 C, 5.00%, 7/1/26	3,555,000	4,251,247
Los Angeles Unified School District GO, Series 2014 C, 5.00%, 7/1/27	1,050,000	1,244,870
Los Angeles Unified School District GO, Series 2014 C, 5.00%, 7/1/30	1,155,000	1,345,540
Los Angeles Wastewater System Rev., Series 2009 A, 5.75%, 6/1/34	2,975,000	3,453,558
M-S-R Energy Authority Rev., Series 2009 B, 7.00%, 11/1/34 (GA: Citigroup, Inc.)	5,000,000	6,765,250
M-S-R Energy Authority Rev., Series 2009 B, 6.50%, 11/1/39 (GA: Citigroup, Inc.)	1,000,000	1,315,970
Metropolitan Water District of Southern California Rev., Series 2011 A-2, VRDN, 0.48%, 6/4/15	10,000,000	10,000,500
Metropolitan Water District of Southern California Rev., Series 2011 A-4, VRDN, 0.48%, 6/4/15	5,000,000	5,000,250
Mount San Antonio Community College District GO, Capital Appreciation, Series 2005 A, (Election of 2001), 0.00%, 8/1/16 (NATL-RE)(1)(2)	5,000,000	4,971,650
Mount San Antonio Community College District GO, Series 2013 A, (Election of 2008), 5.00%, 8/1/34	2,000,000	2,294,160
Murrieta Public Financing Authority Special Tax Rev., 5.00%, 9/1/17	1,000,000	1,083,020
Murrieta Public Financing Authority Special Tax Rev., 5.00%, 9/1/21	1,200,000	1,383,432
Natomas Unified School District GO, 5.00%, 9/1/26 (BAM)	1,785,000	2,106,211
Newark Unified School District GO, Series 2014 B, 5.00%, 8/1/44	6,030,000	6,699,149
Newport Beach Rev., Series 2011 A, (Hoag Memorial Hospital Presbyterian), 6.00%, 12/1/21, Prerefunded at 100% of Par(2)	1,000,000	1,260,240
North Lake Tahoe Public Financing Authority Rev., 4.00%, 12/1/19	1,000,000	1,108,820
Northern California Power Agency Rev., Series 2010 A, 5.00%, 7/1/16	1,000,000	1,052,520
Northern California Power Agency Rev., Series 2010 A, 5.00%, 8/1/19	2,000,000	2,262,520
Northern California Power Agency Rev., Series 2010 A, 5.00%, 8/1/20	1,515,000	1,723,191
Northern California Power Agency Rev., Series 2010 A, 5.00%, 8/1/21	2,050,000	2,300,428
Northern California Power Agency Rev., Series 2010 A, 5.25%, 8/1/22	4,250,000	4,838,667
Northern California Power Agency Rev., Series 2012 A, 5.00%, 7/1/26	1,750,000	2,019,675
Northern California Power Agency Rev., Series 2012 A, 5.00%, 7/1/27	2,000,000	2,289,400
Oakland Sewer Rev., Series 2014 A, 5.00%, 6/15/26	1,200,000	1,437,000
Oakland Unified School District Alameda County GO, (Election of 2000), 5.00%, 8/1/15 (NATL-RE)	1,000,000	1,008,210
Oakland Unified School District Alameda County GO, Series 2012 A, (Election of 2006), 5.00%, 8/1/22	750,000	855,953
Oakland Unified School District Alameda County GO, Series 2012 A, (Election of 2006), 5.50%, 8/1/32	2,150,000	2,435,111
Oakland Unified School District Alameda County GO, Series 2013, (Election of 2012), 6.625%, 8/1/38	1,410,000	1,717,197
Oakland-Alameda County Coliseum Authority Lease Rev., Series 2012 A, 5.00%, 2/1/18	3,345,000	3,677,259
Oakland-Alameda County Coliseum Authority Lease Rev., Series 2012 A, 5.00%, 2/1/25	4,065,000	4,651,986
Ontario Public Financing Authority Rev., 5.00%, 7/1/43	2,000,000	2,245,640
Orange County Community Facilities District Special Tax Rev., Series 2014 A, (Ladera Ranch), 5.00%, 8/15/28	1,960,000	2,217,034
Orange County Improvement Bond Act of 1915 Special Assessment Rev., (Newport Coast Phase IV Assessment District No. 01-1), 4.45%, 9/2/15	280,000	282,601
Orange County Improvement Bond Act of 1915 Special Assessment Rev., (Newport Coast Phase IV Assessment District No. 01-1), 4.55%, 9/2/16	210,000	211,806
Orange County Sanitation District Rev., Series 2014 B, 4.00%, 11/15/16	6,500,000	6,826,755
Orange County Sanitation District COP, Series 2007 B, 5.00%, 2/1/17, Prerefunded at 100% of Par (AGM)(2)	2,750,000	2,951,300
Orange County Transportation Authority Rev., (Senior Lien 91 Express Lanes), 5.00%, 8/15/24	1,000,000	1,201,790
Orange County Water District Rev., Series 2013 A, 5.00%, 8/15/33	4,000,000	4,603,360
Oxnard Financing Authority Rev., 5.00%, 6/1/25 (AGM)	2,000,000	2,358,000
Oxnard Financing Authority Rev., 5.00%, 6/1/26 (AGM)	3,690,000	4,297,411
Oxnard Financing Authority Rev., 5.00%, 6/1/28 (AGM)	1,515,000	1,731,887
Oxnard Financing Authority Rev., 5.00%, 6/1/32 (AGM)	1,000,000	1,115,830
Palm Springs Financing Authority Lease Rev., Series 2012 B, (Downtown Revitalization Project), 4.00%, 6/1/16	1,335,000	1,379,816
Palm Springs Financing Authority Lease Rev., Series 2012 B, (Downtown Revitalization Project), 5.00%, 6/1/23	1,230,000	1,431,154
Palomar Pomerado Health Care District COP, 5.25%, 11/1/21	1,000,000	1,085,720
Palomar Pomerado Health Care District COP, 6.00%, 11/1/41	1,120,000	1,194,446

Palomar Pomerado Health GO, Capital Appreciation, 0.00%, 8/1/18 (NATL-RE)(1)	3,615,000	3,425,972
Palomar Pomerado Health GO, Capital Appreciation, Series 2009 A, (Election of 2004), 0.00%, 8/1/19 (AGC)(5)	1,660,000	1,704,754
Peralta Community College District GO, 5.00%, 8/1/17	2,085,000	2,276,632
Peralta Community College District GO, 5.00%, 8/1/22	2,145,000	2,581,143
Pittsburg Redevelopment Agency Tax Allocation Rev., Series 2004 A, (Los Medanos Community), VRDN, 0.07%, 6/1/15 (LOC: State Street Bank & Trust Co. and California State Teacher's Retirement System)	5,100,000	5,100,000
Port of Oakland Rev., Series 2007 C, (Intermediate Lien), 5.00%, 11/1/17 (NATL-RE)	2,375,000	2,612,120
Port of Oakland Rev., Series 2007 C, (Intermediate Lien), 5.00%, 11/1/16 (NATL-RE)	1,270,000	1,352,677
Porterville Public Financing Authority Sewer Rev., 5.625%, 10/1/36	2,500,000	2,924,100
Poway Unified School District GO, Capital Appreciation, (School Facilities Improvement), 0.00%, 8/1/41(1)	2,780,000	866,304
Poway Unified School District Public Financing Authority Special Tax Rev., 5.00%, 9/15/19 (Ambac)	1,155,000	1,248,786
Poway Unified School District Public Financing Authority Special Tax Rev., 5.00%, 9/15/20 (Ambac)	1,210,000	1,308,252
Poway Unified School District Public Financing Authority Special Tax Rev., Series 2015 A, 2.00%, 9/1/15	650,000	651,073
Poway Unified School District Public Financing Authority Special Tax Rev., Series 2015 A, 2.00%, 9/1/16	1,285,000	1,289,587
Poway Unified School District Public Financing Authority Special Tax Rev., Series 2015 A, 3.00%, 9/1/17	670,000	683,983
Rancho Mirage Joint Powers Financing Authority Rev., Series 2007 A, (Eisenhower Medical Center), 5.00%, 7/1/15	1,505,000	1,510,749
Rancho Mirage Joint Powers Financing Authority Rev., Series 2007 A, (Eisenhower Medical Center), 5.00%, 7/1/21	1,000,000	1,055,800
Rancho Santa Fe Community Services District Special Tax Rev., Series 2011 A, (Superior Lien), 5.125%, 9/1/22	790,000	909,369
Rancho Santa Fe Community Services District Special Tax Rev., Series 2011 A, (Superior Lien), 5.25%, 9/1/23	1,300,000	1,496,027
Rancho Santa Fe Community Services District Special Tax Rev., Series 2011 A, (Superior Lien), 5.375%, 9/1/24	1,410,000	1,621,303
Rancho Water District Financing Authority Rev., Series 2008 B, VRDN, 0.07%, 6/3/15 (LOC: U.S. Bank N.A.)	1,000,000	1,000,000
Regents of the University of California Rev., Series 2009 Q, 5.25%, 5/15/17, Prerefunded at 101% of Par(2)	1,910,000	2,097,543
Regents of the University of California Rev., Series 2009 Q, 5.25%, 5/15/23	90,000	98,894
Rio Elementary School District Community Facilities District No. 1 Special Tax Rev., 5.00%, 9/1/24	700,000	781,368
Riverside County Asset Leasing Corp. Rev., Series 2013 A, (Public Defender and Probation Building), 5.00%, 11/1/43	1,000,000	1,086,520
Riverside County COP, Series 2007 A, (Public Safety Communication), 5.00%, 11/1/15 (Ambac)	3,035,000	3,093,484
Riverside County Redevelopment Agency Tax Allocation Rev., Series 2010 E, (Interstate 215 Corridor), 6.50%, 10/1/40	935,000	1,093,903
Riverside County Transportation Commission Rev., Series 2013 A, (Limited Tax), 5.25%, 6/1/39	1,335,000	1,534,049
Sacramento City Financing Authority Lease Rev., Series 1993 A, 5.40%, 11/1/20 (Ambac)	3,000,000	3,307,860
Sacramento City Financing Authority Rev., 5.00%, 12/1/16 (NATL-RE/FGIC)	2,500,000	2,559,675
Sacramento County Airport System Rev., Series 2009 B, 4.25%, 7/1/16	1,000,000	1,040,560
Sacramento County Airport System Rev., Series 2010, 5.00%, 7/1/20	1,000,000	1,148,900
Sacramento County Airport System Rev., Series 2010, 5.00%, 7/1/23	1,000,000	1,134,860
Sacramento County Airport System Rev., Series 2010, 5.00%, 7/1/24	1,000,000	1,149,950
Sacramento County Sanitation Districts Financing Authority Rev., Series 2007 A, 5.25%, 12/1/21 (NATL-RE/FGIC)	1,000,000	1,209,070
Sacramento County Sanitation Districts Financing Authority Rev., Series 2007 B, VRN, 0.71%, 6/1/15 (NATL-RE/FGIC)	2,500,000	2,238,275
Sacramento County Sanitation Districts Financing Authority Rev., Series 2015, (Cosumnes Project), 3.00%, 7/1/17(3)	18,730,000	19,629,602
Sacramento County Sanitation Districts Financing Authority Rev., Series 2015, (Cosumnes Project), 4.00%, 7/1/18(3)	6,000,000	6,532,680
Sacramento Municipal Utility District Electric Rev., Series 1997 K, 5.70%, 7/1/17 (Ambac)	3,105,000	3,429,783
Sacramento Municipal Utility District Electric Rev., Series 1997 K, 5.25%, 7/1/24 (Ambac)	3,000,000	3,593,580
Sacramento Municipal Utility District Electric Rev., Series 2012 Y, 5.00%, 8/15/24	1,500,000	1,819,545
Sacramento Municipal Utility District Electric Rev., Series 2012 Y, 5.00%, 8/15/25	5,000,000	6,012,750
Sacramento Regional Transit District Rev., (Farebox Revenue), 4.00%, 3/1/16	440,000	451,396
Sacramento Regional Transit District Rev., (Farebox Revenue), 4.00%, 3/1/17	1,000,000	1,051,360
Sacramento Regional Transit District Rev., (Farebox Revenue), 5.00%, 3/1/18	250,000	273,818
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 5.25%, 8/1/18	350,000	393,575
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 5.50%, 8/1/18, Prerefunded at 100% of Par(2)	300,000	342,210
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 6.25%, 8/1/18, Prerefunded at 100% of Par(2)	8,000,000	9,312,560

San Bernardino Community College District GO, Capital Appreciation, Series 2009 B, (Election of 2008), 0.00%, 8/1/19(5)	9,840,000	9,489,598
San Buenaventura Rev., (Community Memorial Health System), 8.00%, 12/1/26	2,000,000	2,613,340
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	1,200,000	1,463,448
San Diego Community College District GO, (Election of 2002), 5.00%, 8/1/30	3,000,000	3,493,290
San Diego Convention Center Expansion Financing Authority Rev., Series 2012 A, 4.00%, 4/15/17	1,250,000	1,322,250
San Diego Convention Center Expansion Financing Authority Rev., Series 2012 A, 4.00%, 4/15/18	1,160,000	1,243,102
San Diego County Regional Airport Authority Rev., Series 2010 A, 5.00%, 7/1/19	1,290,000	1,464,550
San Diego County Regional Airport Authority Rev., Series 2010 A, 5.00%, 7/1/21	2,000,000	2,286,860
San Diego County Regional Airport Authority Rev., Series 2010 A, 5.00%, 7/1/34	750,000	836,325
San Diego County Regional Airport Authority Rev., Series 2010 A, 5.00%, 7/1/40	740,000	817,330
San Diego County Regional Airport Authority Rev., Series 2013 A, 4.00%, 7/1/18	300,000	327,306
San Diego County Regional Airport Authority Rev., Series 2013 A, 4.00%, 7/1/19	400,000	442,364
San Diego County Regional Transportation Commission Rev., Series 2012 A, 5.00%, 4/1/21	5,940,000	7,082,618
San Diego County Water Authority Rev., Series 2011 S-1, (Subordinate Lien), 5.00%, 7/1/16	2,780,000	2,913,690
San Diego Public Facilities Financing Authority Rev., Series 2009 A, 5.00%, 8/1/21	1,000,000	1,121,460
San Diego Public Facilities Financing Authority Rev., Series 2009 B, 5.00%, 5/15/22	3,680,000	4,227,658
San Diego Public Facilities Financing Authority Tax Allocation Rev., Series 2007 B, (Southcrest and Central Imperial Redevelopment), 5.125%, 10/1/22 (Radian)	1,230,000	1,300,565
San Diego Public Facilities Financing Authority Lease Rev., Series 2015 A, (Capital Improvement Projects), 5.00%, 10/15/44	4,970,000	5,441,603
San Diego Public Facilities Financing Authority Sewer Rev., Series 2010 A, 5.25%, 5/15/24	3,400,000	3,973,138
San Diego Public Facilities Financing Authority Water Rev., Series 2012 A, 5.00%, 8/1/21	2,000,000	2,382,120
San Diego Public Facilities Financing Authority Water Rev., Series 2012 A, 5.00%, 8/1/24	2,000,000	2,371,560
San Diego Unified Port District Rev., Series 2013 A, 5.00%, 9/1/23	250,000	297,513
San Diego Unified Port District Rev., Series 2013 A, 5.00%, 9/1/26	750,000	868,838
San Diego Unified School District GO, Capital Appreciation, Series 2010 C, (Election of 2008), 0.00%, 7/1/36(1)	7,895,000	3,262,293
San Francisco Bay Area Rapid Transit District Rev., Series 2012 A, 5.00%, 7/1/24	500,000	596,485
San Francisco Bay Area Rapid Transit District Rev., Series 2012 A, 5.00%, 7/1/25	500,000	593,950
San Francisco Bay Area Rapid Transit District Rev., Series 2012 A, 5.00%, 7/1/26	1,000,000	1,176,740
San Francisco City and County Airports Commission Rev., Series 2008 34-D, (San Francisco International Airport), 5.00%, 5/1/17 (AGC)	3,375,000	3,662,010
San Francisco City and County Airports Commission Rev., Series 2008 34-D, (San Francisco International Airport), 5.00%, 5/1/18 (AGC)	2,000,000	2,232,500
San Francisco City and County Airports Commission Rev., Series 2009 D, (San Francisco International Airport), 4.00%, 5/1/24	1,625,000	1,821,934
San Francisco City and County Airports Commission Rev., Series 2009 E, (San Francisco International Airport), 5.25%, 5/1/23	3,500,000	4,020,835
San Francisco City and County Airports Commission Rev., Series 2010 C, (San Francisco International Airport), (Governmental Purpose), 5.00%, 5/1/19	1,500,000	1,717,335
San Francisco City and County Airports Commission Rev., Series 2011 D, (San Francisco International Airport), 5.00%, 5/1/24	4,025,000	4,724,947
San Francisco City and County Airports Commission Rev., Series 2011 D, (San Francisco International Airport), 5.00%, 5/1/29	6,270,000	7,277,652
San Francisco City and County Airports Commission Rev., Series 2012 B, (San Francisco International Airport), 5.00%, 5/1/26	1,250,000	1,480,063
San Francisco City and County COP, Series 2009 A, (Multiple Capital Improvement Projects), 5.00%, 4/1/17	2,440,000	2,635,810
San Francisco City and County COP, Series 2009 A, (Multiple Capital Improvement Projects), 5.00%, 4/1/29	1,170,000	1,321,609
San Francisco City and County COP, Series 2010 A, 5.00%, 10/1/19	2,930,000	3,380,458
San Francisco City and County GO, Series 2015 R-1, 5.00%, 6/15/25	1,880,000	2,263,652
San Francisco City and County Public Utilities Water Commission Rev., Series 2010 A, 5.00%, 10/1/21	5,000,000	5,984,950
San Francisco City and County Public Utilities Water Commission Rev., Series 2010 A, 5.00%, 11/1/28	2,780,000	3,230,471
San Francisco City and County Public Utilities Water Commission Rev., Series 2015 A, 5.00%, 11/1/28	1,055,000	1,235,700
San Francisco City and County Public Utilities Water Commission Rev., Series 2015 A, 5.00%, 11/1/34	1,435,000	1,636,044

San Francisco City and County Public Utilities Water Commission Rev., Series 2015 A, 5.00%, 11/1/35	1,415,000	1,610,680
San Francisco City and County Public Utilities Water Commission Rev., Series 2015 A, 5.00%, 11/1/36	1,585,000	1,797,025
San Francisco City and County Redevelopment Agency Tax Allocation Rev., Series 2014 C, 2.00%, 8/1/15	5,270,000	5,286,600
San Francisco City and County Redevelopment Agency Tax Allocation Rev., Series 2014 C, 3.00%, 8/1/16	3,000,000	3,091,170
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 5.00%, 8/1/15	420,000	422,751
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 5.00%, 8/1/16	440,000	458,124
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 5.00%, 8/1/17	465,000	496,374
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 5.50%, 8/1/18	485,000	532,535
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 6.00%, 8/1/19	510,000	594,104
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 6.00%, 8/1/20	515,000	612,752
San Francisco City and County Successor Agency Tax Allocation Rev., Series 2014 A, (Mission Bay South Redevelopment Project), 5.00%, 8/1/21	460,000	525,858
San Francisco City and County Successor Agency Tax Allocation Rev., Series 2014 A, (Mission Bay South Redevelopment Project), 5.00%, 8/1/26	425,000	485,044
San Francisco City and County Successor Agency Tax Allocation Rev., Series 2014 A, (Mission Bay South Redevelopment Project), 5.00%, 8/1/27	550,000	622,683
San Francisco City and County Successor Agency Tax Allocation Rev., Series 2014 A, (Mission Bay South Redevelopment Project), 5.00%, 8/1/28	370,000	415,651
San Francisco City and County Successor Agency Tax Allocation Rev., Series 2014 A, (Mission Bay South Redevelopment Project), 5.00%, 8/1/43	1,000,000	1,086,500
San Joaquin Hills Transportation Corridor Agency Rev., (Senior Lien), 5.00%, 1/15/34	9,000,000	9,814,320
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, (Senior Lien), 0.00%, 1/1/16(1)(2)	15,000,000	14,975,250
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, (Senior Lien), 0.00%, 1/1/17(1)(2)	1,000,000	988,570
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, (Senior Lien), 0.00%, 1/1/26(1)(2)	1,400,000	1,061,074
San Jose Airport Rev., Series 2014 C, 5.00%, 3/1/27	1,295,000	1,501,397
San Jose Airport Rev., Series 2014 C, 5.00%, 3/1/28	1,500,000	1,723,020
San Jose Airport Rev., Series 2014 C, 5.00%, 3/1/30	1,750,000	1,987,370
San Jose Airport Rev., Series 2014 C, 5.00%, 3/1/31	1,000,000	1,131,560
San Jose Unified School District GO, Series 2015 C, 5.00%, 8/1/16	1,100,000	1,160,236
San Jose Unified School District GO, Series 2015 C, 5.00%, 8/1/17	900,000	983,745
San Jose Unified School District GO, Series 2015, 5.00%, 8/1/17	1,160,000	1,267,938
San Jose Unified School District GO, Series 2015, 5.00%, 8/1/18	2,100,000	2,357,733
San Jose Unified School District GO, Series 2015, 5.00%, 8/1/19	1,000,000	1,152,100
San Mateo County Transportation District Sales Tax Rev., Series 1993 A, 5.25%, 6/1/18 (NATL-RE)(2)	2,680,000	3,018,243
San Mateo Joint Powers Financing Authority Rev., (Maple Street Correctional Center), 5.00%, 6/15/17	860,000	936,987
San Mateo Joint Powers Financing Authority Rev., (Maple Street Correctional Center), 5.00%, 6/15/18	1,000,000	1,119,690
San Mateo Special Tax Rev., (Community Facilities District No. 2008-1-Bay Meadows), 5.875%, 9/1/32	690,000	792,175
San Ramon Valley Unified School District GO, (Election of 2002), 5.00%, 8/1/16, Prerefunded at 100% of Par (NATL-RE)(2)	1,000,000	1,054,020
Santa Clara County Financing Authority Lease Rev., Series 2012 A, (Capital Projects), 4.00%, 2/1/17	2,055,000	2,166,854
Santa Clara Electric Rev., Series 2011 A, 5.00%, 7/1/30	1,000,000	1,102,910
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 B, 5.00%, 4/1/20	4,000,000	4,690,320
Santa Fe Springs Community Development Commission Tax Allocation Rev., 5.375%, 9/1/16 (NATL-RE)	430,000	431,742
Santa Maria Joint Union High School District GO, 5.00%, 8/1/25	1,585,000	1,865,624
Santa Monica Redevelopment Agency Tax Allocation, (Earthquake Recovery Redevelopment), 5.00%, 7/1/42	600,000	654,792
Santa Monica Redevelopment Agency Tax Allocation, (Earthquake Recovery Redevelopment), 5.875%, 7/1/42	600,000	715,392
Santa Rosa Wastewater Rev., Capital Appreciation, Series 2002 B, 0.00%, 9/1/24 (Ambac)(1)	7,000,000	5,358,360
Shasta Lake Public Finance Authority Rev., 5.00%, 4/1/19	2,400,000	2,426,568

Shasta Lake Public Finance Authority Rev., 5.00%, 4/1/22	2,130,000	2,162,333
South Orange County Public Financing Authority Rev., (Juvenile Justice Center), 4.25%, 6/1/17	2,000,000	2,136,240
South Orange County Public Financing Authority Rev., (Juvenile Justice Center), 4.50%, 6/1/18	2,700,000	2,958,471
South Placer Wastewater Authority Rev., VRN, 0.43%, 6/4/15	3,350,000	3,321,391
South San Francisco Unified School District GO, Capital Appreciation, Series 2012 C, 0.00%, 6/1/16(1)	2,000,000	1,990,040
South Tahoe Joint Powers Financing Authority Rev., Series 2005 A, (Redevelopment Project Area No. 1), 5.00%, 10/1/19 (Ambac)	50,000	50,444
Southern California Public Power Authority Rev., Series 2008 A, (Southern Transmission), 5.00%, 7/1/22	2,875,000	3,225,002
Southern California Public Power Authority Rev., Series 2008 B, (Southern Transmission), 6.00%, 7/1/18, Prerefunded at 100% of Par(2)	2,000,000	2,305,720
Southern California Public Power Authority Rev., Series 2011 A, (Southern Transmission), 5.00%, 7/1/21	2,780,000	3,289,129
Southern California Public Power Authority Rev., Series 2012 A, (Southern Transmission), 4.00%, 7/1/16	2,055,000	2,137,816
Southern California Public Power Authority Rev., Series 2012 A, (Southern Transmission), 5.00%, 7/1/18	1,880,000	2,105,713
Southern California Public Power Authority Rev., Series 2013 A, (Southern Transmission), 5.00%, 7/1/18	2,000,000	2,240,120
Southern California Public Power Authority Rev., Series 2013 A, (Southern Transmission), 5.00%, 7/1/20	4,000,000	4,699,520
Stockton Public Financing Authority Rev., Series 2010 A, (Delta Water Supply Project), 6.25%, 10/1/38	1,500,000	1,803,225
Stockton Public Financing Authority Wastewater Rev., 5.00%, 9/1/22 (BAM)	1,410,000	1,668,862
Stockton Public Financing Authority Wastewater Rev., 5.00%, 9/1/23 (BAM)	1,435,000	1,712,055
Stockton Public Financing Authority Wastewater Rev., 5.00%, 9/1/24 (BAM)	1,090,000	1,308,545
Stockton Public Financing Authority Wastewater Rev., 5.00%, 9/1/25 (BAM)	2,255,000	2,673,077
Stockton Public Financing Authority Wastewater Rev., 5.00%, 9/1/26 (BAM)	1,495,000	1,744,650
Stockton Unified School District GO, Series 2014 A, (Election of 2012), 4.00%, 8/1/15 (AGM)	700,000	704,655
Stockton Unified School District GO, Series 2014 A, (Election of 2012), 5.00%, 8/1/27 (AGM)	530,000	619,289
Stockton Unified School District GO, Series 2014 A, (Election of 2012), 5.00%, 8/1/28 (AGM)	255,000	294,533
Stockton Unified School District GO, Series 2014 A, (Election of 2012), 5.00%, 8/1/42 (AGM)	865,000	960,989
Successor Agency to the Former Milpitas Redevelopment Agency Tax Allocation Rev., (Redevelopment Project Area No. 1), 5.00%, 9/1/25	2,325,000	2,825,944
Successor Agency to the Former Milpitas Redevelopment Agency Tax Allocation Rev., (Redevelopment Project Area No. 1), 5.00%, 9/1/26	4,185,000	5,042,046
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/19 (BAM)	400,000	452,132
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/20 (BAM)	260,000	298,342
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/21 (BAM)	170,000	196,916
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/22 (BAM)	250,000	292,673
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/23 (BAM)	300,000	351,792
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/24 (BAM)	250,000	292,703
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 4.50%, 9/1/25 (BAM)	90,000	100,887
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/25 (BAM)	80,000	92,960
Sulphur Springs Union School District GO, Series 1991 A, 0.00%, 9/1/15 (NATL-RE)(1)	3,040,000	3,037,781
Temecula Valley Unified School District Financing Authority Special Tax Rev., 4.00%, 9/1/17 (BAM)	415,000	443,552
Temecula Valley Unified School District Financing Authority Special Tax Rev., 5.00%, 9/1/18 (BAM)	325,000	362,791
Temecula Valley Unified School District Financing Authority Special Tax Rev., 5.00%, 9/1/19 (BAM)	265,000	301,909
Temecula Valley Unified School District Financing Authority Special Tax Rev., 5.00%, 9/1/20 (BAM)	400,000	463,168
Temecula Valley Unified School District Financing Authority Special Tax Rev., 5.00%, 9/1/21 (BAM)	515,000	603,971
Temecula Valley Unified School District Financing Authority Special Tax Rev., 5.00%, 9/1/22 (BAM)	275,000	324,948
Tobacco Securitization Authority of Southern California Settlement Rev., Series 2006 A-1, 5.00%, 6/1/37	1,750,000	1,489,233
Tri-Dam Power Authority Rev., 4.00%, 11/1/15	1,310,000	1,324,515

Tuolumne Wind Project Authority Rev., Series 2009 A, 5.625%, 1/1/29	1,000,000	1,144,340
Twin Rivers Unified School District COP, (School Facilities Bridge Funding Program), VRDN, 3.45%, 7/1/18 (AGM)	3,000,000	3,004,440
Twin Rivers Unified School District COP, (School Facilities Bridge Funding Program), VRDN, 3.20%, 6/1/20 (AGM)	3,750,000	3,753,375
Twin Rivers Unified School District COP, (School Facilities Bridge Funding Program), VRDN, 3.20%, 6/1/20 (AGM)	2,500,000	2,502,250
University of California Regents Medical Center Pooled Rev., Series 2008 D, 5.00%, 5/15/27	1,000,000	1,051,680
University of California Rev., Series 2009 O, 5.25%, 5/15/19, Prerefunded at 100% of Par(2)	1,255,000	1,454,081
University of California Rev., Series 2009 O, 5.25%, 5/15/39	6,495,000	7,341,104
University of California Rev., Series 2010 S, 5.00%, 5/15/20	1,405,000	1,580,260
University of California Rev., Series 2010 S, 5.00%, 5/15/40	1,250,000	1,383,275
University of California Rev., Series 2012 G, (Limited Project), 5.00%, 5/15/26	6,150,000	7,305,646
University of California Rev., Series 2012 G, (Limited Project), 5.00%, 5/15/42	1,640,000	1,818,563
University of California Rev., Series 2013 AF, 5.00%, 5/15/25	7,250,000	8,666,867
University of California Rev., Series 2013 AK, VRDN, 5.00%, 5/15/23	7,935,000	9,615,236
Upland Community Redevelopment Agency Rev., Series 2007, (Sunset Ridge Apartments and Village Apartments), VRDN, 0.10%, 6/3/15 (LOC: East West Bank and FHLB)	14,000,000	14,000,000
Upper Santa Clara Valley Joint Powers Authority Rev., Series 2015 A, 4.00%, 8/1/18	600,000	651,834
Upper Santa Clara Valley Joint Powers Authority Rev., Series 2015 A, 4.00%, 8/1/19	600,000	661,284
West Contra Costa Unified School District GO, Series 2014 A, 5.00%, 8/1/30	2,000,000	2,285,820
West Contra Costa Unified School District GO, Series 2014 A, 5.00%, 8/1/33	3,000,000	3,385,470
West Contra Costa Unified School District GO, Series 2014 A, 5.00%, 8/1/34	1,200,000	1,353,180
West Contra Costa Unified School District GO, Series 2014 A, 5.00%, 8/1/35	1,500,000	1,690,200
West Sacramento Financing Authority Special Tax Rev., Series 2006 A, 5.00%, 9/1/18 (XLCA)	1,500,000	1,659,900
West Sacramento Financing Authority Special Tax Rev., Series 2006 A, 5.00%, 9/1/19 (XLCA)	1,000,000	1,126,830
West Sacramento Financing Authority Special Tax Rev., Series 2006 A, 5.00%, 9/1/20 (XLCA)	1,200,000	1,371,816
Yosemite Community College District GO, Capital Appreciation, Series 2010 D, (Election of 2004), 0.00%, 8/1/38(1)	6,000,000	2,186,040
		1,484,708,053
Guam — 0.2%
Guam Government GO, Series 2009 A, 6.00%, 11/15/19	1,000,000	1,099,810
Guam Power Authority Rev., Series 2012 A, 5.00%, 10/1/19 (AGM)	1,000,000	1,141,030
		2,240,840
Puerto Rico — 0.8%
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/17	2,860,000	2,313,940
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/19	1,000,000	787,490
Puerto Rico Electric Power Authority Rev., Series 2010 XX, 5.25%, 7/1/40	310,000	182,999
Puerto Rico Electric Power Authority Rev., Series 2010 ZZ, 5.25%, 7/1/22	4,250,000	2,630,368
Puerto Rico GO, Series 2009 B, (Public Improvement), 6.00%, 7/1/39	3,500,000	2,588,285
Puerto Rico GO, Series 2012 A, (Public Improvement), 5.00%, 7/1/41	1,000,000	699,660
Puerto Rico GO, Series 2014 A, (Public Improvement), 8.00%, 7/1/35	2,810,000	2,369,224
Puerto Rico Sales Tax Financing Corp. Rev., Capital Appreciation, Series 2011 A-1, 0.00%, 8/1/41(1)	2,280,000	220,658
		11,792,624
U.S. Virgin Islands — 0.3%
Virgin Islands Public Finance Authority Rev., Series 2014 C, 5.00%, 10/1/24	3,330,000	3,828,534
Virgin Islands Public Finance Authority Rev., Series 2014 C, 5.00%, 10/1/30	1,000,000	1,098,500
		4,927,034
TOTAL INVESTMENT SECURITIES — 102.4% (Cost $1,433,140,092)		1,503,668,551
OTHER ASSETS AND LIABILITIES — (2.4)%		(35,743,543)
TOTAL NET ASSETS — 100.0%		$1,467,925,008

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
113	U.S. Treasury Long Bonds	September 2015	17,585,625	(134,467)

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company
FHLB	-	Federal Home Loan Bank
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
NATL-RE	-	National Public Finance Guarantee Corporation - Reinsured
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.

(1)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(2)	Escrowed to maturity in U.S. government securities or state and local government securities.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $3,281,063, which represented 0.2% of total net assets.

(5)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(6)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $480,913.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities and unrealized appreciation (depreciation) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of May 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,433,140,092
Gross tax appreciation of investments	$75,620,622
Gross tax depreciation of investments	(5,092,163)
Net tax appreciation (depreciation) of investments	$70,528,459

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
California Long-Term Tax-Free Fund
May 31, 2015

California Long-Term Tax-Free - Schedule of Investments
MAY 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 100.1%
California — 97.7%
ABAG Finance Authority for Nonprofit Corps. Rev., (Sharp HealthCare), 6.25%, 8/1/39	1,200,000	1,408,392
ABAG Finance Authority for Nonprofit Corps. Rev., Series 2011 A, (Sharp HealthCare), 6.00%, 8/1/30	1,000,000	1,209,810
ABAG Finance Authority for Nonprofit Corps. Rev., Series 2014 A, (Sharp HealthCare), 5.00%, 8/1/43	500,000	552,880
Alameda Corridor Transportation Authority Rev., Capital Appreciation, Series 1999 A, 0.00%, 10/1/32 (NATL-RE)(1)	1,000,000	480,260
Alameda Corridor Transportation Authority Rev., Capital Appreciation, Series 1999 A, (Senior Lien), 0.00%, 10/1/35 (NATL-RE)(1)	3,750,000	1,555,087
Alum Rock Union Elementary School District GO, Series 2013 A, (Election of 2012), 6.00%, 8/1/39	1,000,000	1,223,260
Anaheim Public Financing Authority Rev., (Electric System Distribution), 5.25%, 10/1/39	2,500,000	2,797,025
Anaheim Public Financing Authority Rev., Series 2011 A, (Electric System Distribution Facilities), 5.375%, 10/1/36	300,000	350,160
Anaheim Public Financing Authority Rev., Series 2014 A, (Anaheim Convention Center Expansion Project), 5.00%, 5/1/34	550,000	624,470
Anaheim Public Financing Authority Rev., Series 2014 A, (Anaheim Convention Center Expansion Project), 5.00%, 5/1/46	2,200,000	2,456,036
Bay Area Toll Authority Toll Bridge Rev., Series 2001 A, (San Francisco Bay Area), VRDN, 1.35%, 6/4/15	1,000,000	1,013,050
Bay Area Toll Authority Toll Bridge Rev., Series 2006 F, (San Francisco Bay Area), 5.00%, 4/1/16, Prerefunded at 100% of Par(2)	3,000,000	3,116,730
Bay Area Toll Authority Toll Bridge Rev., Series 2007 A-1, (San Francisco Bay Area), VRDN, 0.80%, 6/4/15	550,000	555,148
Bay Area Toll Authority Toll Bridge Rev., Series 2008 F-1, (San Francisco Bay Area), 5.00%, 4/1/18, Prerefunded at 100% of Par(2)	2,135,000	2,376,938
Bay Area Toll Authority Toll Bridge Rev., Series 2008 G-1, (San Francisco Bay Area), VRDN, 1.20%, 6/4/15	1,250,000	1,262,250
Bay Area Toll Authority Toll Bridge Rev., Series 2009 F-1, (San Francisco Bay Area), 5.25%, 4/1/19, Prerefunded at 100% of Par(2)	1,500,000	1,732,125
Bay Area Toll Authority Toll Bridge Rev., Series 2013 S-4, (San Francisco Bay Area), 5.00%, 4/1/43	2,655,000	2,941,182
Bay Area Toll Authority Toll Bridge Rev., Series 2014 S-6, (San Francisco Bay Area), 5.00%, 10/1/54	5,500,000	5,967,555
Brea Redevelopment Agency Tax Allocation Rev., 4.00%, 8/1/16	1,245,000	1,297,402
California Department of Water Resources Power Supply Rev., Series 2005 G-4, 5.00%, 5/1/16	1,450,000	1,513,916
California Department of Water Resources Power Supply Rev., Series 2008 H, 5.00%, 5/1/18, Prerefunded at 100% of Par(2)	1,785,000	1,993,881
California Department of Water Resources Power Supply Rev., Series 2008 H, 5.00%, 5/1/21	715,000	798,212
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/18	2,000,000	2,230,460
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/20, Prerefunded at 100% of Par(2)	790,000	931,623
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/22	485,000	564,836
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/16	1,700,000	1,789,471
California Educational Facilities Authority Rev., (Harvey Mudd College), 5.25%, 12/1/41	2,000,000	2,234,100
California Educational Facilities Authority Rev., (Pepperdine University), 5.00%, 12/1/44	1,000,000	1,131,630
California Educational Facilities Authority Rev., (Santa Clara University), 5.625%, 4/1/37	5,000,000	5,538,250
California Educational Facilities Authority Rev., Series 2009 A, (University of Southern California), 5.00%, 10/1/39	2,000,000	2,214,840
California Educational Facilities Authority Rev., Series 2010 B, (Loyola Marymount University), VRN, 0.90%, 6/4/15	2,345,000	2,345,000
California GO, 5.00%, 2/1/27	3,000,000	3,500,580
California GO, 5.00%, 2/1/28	1,000,000	1,155,070
California GO, 5.00%, 3/1/28	2,000,000	2,366,100
California GO, 5.25%, 9/1/32	2,000,000	2,296,620
California GO, 5.00%, 11/1/32	1,500,000	1,633,035
California GO, 6.50%, 4/1/33	5,000,000	5,989,150
California GO, 5.00%, 4/1/38	2,500,000	2,725,475

California GO, 6.00%, 4/1/38	2,500,000	2,937,525
California GO, 6.00%, 11/1/39	5,000,000	5,997,150
California GO, 5.50%, 3/1/40	3,000,000	3,497,670
California GO, 5.00%, 10/1/41(3)	2,000,000	2,230,480
California GO, Series 2005 B-7,VRDN, 0.07%, 6/1/15 (LOC: JPMorgan Chase Bank N.A.)	1,400,000	1,400,000
California GO, Series 2012 B, VRN, 1.00%, 6/4/15	2,000,000	2,026,800
California GO, Series 2012 B, VRN, 1.10%, 6/4/15	800,000	813,592
California GO, Series 2012 B, VRN, 1.25%, 6/4/15	960,000	980,208
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 8/15/21	1,000,000	1,182,190
California Health Facilities Financing Authority Rev., Series 2007 A, (Sutter Health), 5.25%, 11/15/46	1,500,000	1,576,200
California Health Facilities Financing Authority Rev., Series 2008 A, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 3/15/17	150,000	151,904
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/18, Prerefunded at 100% of Par(2)	1,000,000	1,179,410
California Health Facilities Financing Authority Rev., Series 2009 A, (Catholic Healthcare West), 6.00%, 7/1/39	3,400,000	3,901,058
California Health Facilities Financing Authority Rev., Series 2009 A, (Children's Hospital of Orange County), 6.50%, 11/1/38	4,500,000	5,317,290
California Health Facilities Financing Authority Rev., Series 2009 A, (St. Joseph Health System), 5.75%, 7/1/39	1,000,000	1,148,630
California Health Facilities Financing Authority Rev., Series 2009 B, (Providence Health & Services), 5.50%, 10/1/39	1,000,000	1,145,190
California Health Facilities Financing Authority Rev., Series 2009 C, (St. Joseph Health System), VRDN, 5.00%, 10/18/22	800,000	959,544
California Health Facilities Financing Authority Rev., Series 2010 A, (Scripps Memorial Hospital), 5.00%, 11/15/19	1,000,000	1,145,820
California Health Facilities Financing Authority Rev., Series 2011 B, (Sutter Health), 6.00%, 8/15/42	1,500,000	1,783,515
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.25%, 8/15/31	1,000,000	1,152,910
California Health Facilities Financing Authority Rev., Series 2012 A, (Stanford Hospital & Clinics), 5.00%, 8/15/51	500,000	552,440
California Health Facilities Financing Authority Rev., Series 2013 A, (St. Joseph Health System), 5.00%, 7/1/37	180,000	200,482
California Health Facilities Financing Authority Rev., Series 2013 A, (Sutter Health), 5.00%, 8/15/52	1,500,000	1,663,815
California Health Facilities Financing Authority Rev., Series 2014 A, (Lucile Salter Packard Children's Hospital), 5.00%, 8/15/43	1,000,000	1,117,190
California Infrastructure & Economic Development Bank Rev., Series 2012 A-1, (J. Paul Getty Trust), 4.00%, 10/1/15	325,000	329,293
California Infrastructure & Economic Development Bank Rev., Series 2013 A, (Los Angeles County Museum of Art Project), VRDN, 1.88%, 6/4/15	1,000,000	1,030,260
California Infrastructure & Economic Development Bank Rev., Series 2015 A, (The Colburn School), VRDN, 1.11%, 6/4/15	935,000	935,187
California Municipal Finance Authority Rev., Series 2010 A, (University of La Verne), 6.25%, 6/1/40	1,000,000	1,158,700
California Municipal Finance Authority Rev., Series 2011 B, (Azusa Pacific University), 8.00%, 4/1/21, Prerefunded at 100% of Par(2)	665,000	896,932
California Municipal Finance Authority Rev., Series 2011, (Emerson College), 6.00%, 1/1/42	2,000,000	2,312,240
California Municipal Finance Authority Rev., Series 2014 A, (Touro College and University System), 5.25%, 1/1/34	300,000	333,225
California Municipal Finance Authority Rev., Series 2014 A, (Touro College and University System), 5.25%, 1/1/40	1,000,000	1,099,450
California Municipal Finance Authority Rev., Series 2015 B, (Azusa Pacific University), 5.00%, 4/1/41	500,000	534,455
California Pollution Control Financing Authority Rev., 5.00%, 11/21/45(4)	1,000,000	1,035,140
California Pollution Control Financing Authority Rev., Series 1996 E, (Pacific Gas & Electric Co.), VRDN, 0.08%, 6/1/15 (LOC: JPMorgan Chase Bank N.A.)	1,900,000	1,900,000
California Pollution Control Financing Authority Rev., Series 1996 F, (Pacific Gas & Electric Co.), VRDN, 0.08%, 6/1/15 (LOC: JPMorgan Chase Bank N.A.)	3,000,000	3,000,000
California Public Works Board Lease Rev., Series 2009 G-1, (Various Capital Projects), 5.75%, 10/1/30	2,000,000	2,349,740
California Public Works Board Lease Rev., Series 2009 H, (Department of Correction and Rehabilitation), 5.75%, 11/1/29	1,685,000	1,986,042
California Public Works Board Lease Rev., Series 2011 D, (Judicial Council Projects), 5.25%, 12/1/26	1,000,000	1,200,200
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/25	1,700,000	1,996,820
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/37	2,170,000	2,401,105
California Public Works Board Lease Rev., Series 2012 D, (California State University Projects), 5.00%, 9/1/36	500,000	553,405

California Public Works Board Lease Rev., Series 2013 H, (California State University Projects), 5.00%, 9/1/38	1,865,000	2,078,132
California Public Works Board Lease Rev., Series 2013 I, (Various Capital Projects), 5.00%, 11/1/38	1,500,000	1,675,620
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.25%, 11/1/30	1,000,000	1,132,110
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.00%, 11/1/43	500,000	553,185
California Statewide Communities Development Authority Rev., (Trinity Health Corp.), 5.00%, 12/1/41	500,000	552,790
California Statewide Communities Development Authority Rev., Series 2001 C, (Kaiser Permanente), 5.25%, 8/1/31	3,000,000	3,139,860
California Statewide Communities Development Authority Rev., Series 2005 A, (Thomas Jefferson School of Law), 4.875%, 10/1/15, Prerefunded at 100% of Par(2)	900,000	912,393
California Statewide Communities Development Authority Rev., Series 2012 A, (Kaiser Permanente), 5.00%, 4/1/42	2,780,000	3,046,602
California Statewide Communities Development Authority Rev., Series 2014 A, (Henry Mayo Newhall Memorial Hospital), 5.25%, 10/1/43 (AGM)	750,000	831,983
California Statewide Communities Development Authority Rev., Series 2014 A, (Loma Linda University Medical Center), 5.25%, 12/1/44	500,000	537,350
California Statewide Communities Development Authority Rev., Series 2014 A, (Loma Linda University Medical Center), 5.50%, 12/1/54	500,000	544,175
California Statewide Communities Development Authority Rev., Series 2014 A, (Los Angeles Jewish Home), 5.00%, 8/1/44 (GA: Jewish Home Foundation)	800,000	885,008
California Statewide Communities Development Authority Rev., Series 2014 B, (Huntington Memorial Hospital), 5.00%, 7/1/34	500,000	554,040
California Statewide Communities Development Authority Rev., Series 2014 B, (Huntington Memorial Hospital), 5.00%, 7/1/44	1,300,000	1,429,922
California Statewide Communities Development Authority Rev., Series 2015, (American Baptist Homes of the West), 5.00%, 10/1/45	600,000	635,496
California University Systemwide Rev., Series 2009 A, 5.25%, 11/1/34	2,230,000	2,532,477
Carson Redevelopment Agency Successor Agency Tax Allocation Rev., Series 2014 A, (Project Area No. 1), 5.00%, 10/1/19 (AGM)	485,000	549,049
Carson Redevelopment Agency Successor Agency Tax Allocation Rev., Series 2014 A, (Project Area No. 1), 5.00%, 10/1/20 (AGM)	785,000	901,839
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 12-1), 4.00%, 9/2/17	365,000	388,714
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 12-1), 4.00%, 9/2/18	375,000	404,681
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 12-1), 4.00%, 9/2/19	600,000	656,676
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 87-8), VRDN, 0.06%, 6/1/15 (LOC: State Street Bank & Trust Co.)	1,100,000	1,100,000
City of Riverside Rev., Series 2015 A, (Sewer), 5.00%, 8/1/40	500,000	551,535
Coalinga Public Financing Authority Local Obligation Rev., Series 1998 A, (Senior Lien), 6.375%, 9/15/21 (Ambac)	1,320,000	1,521,366
East Bay Municipal Utility District Rev., Series 2012 B, 4.00%, 6/1/15	4,000,000	4,000,880
Eastern Municipal Water District Water & Sewer Rev., Series 2011 A, 5.00%, 7/1/15	400,000	401,732
Eastern Municipal Water District Water & Sewer Rev., Series 2011 A, 4.00%, 7/1/16	400,000	416,300
Fairfield Redevelopment Agency Tax Allocation Rev., 3.00%, 8/1/15	1,460,000	1,466,950
Folsom Cordova Unified School District No. 2 Facilities Improvement GO, Series 2014, 4.00%, 10/1/15	245,000	248,197
Folsom Cordova Unified School District No. 4 Facilities Improvement GO, Series 2014 A, (Election of 2012), 4.00%, 10/1/15	250,000	253,178
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2013 A, 6.00%, 1/15/49	3,250,000	3,829,215
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2013 B-3, VRDN, 5.50%, 1/15/23	1,000,000	1,149,290
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2013 A, 5.75%, 1/15/46	1,000,000	1,159,800
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2013 C, 6.50%, 1/15/43	500,000	595,245
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, Series 2013 A, 0.00%, 1/15/24(5)	700,000	514,066
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, Series 2013 A, 0.00%, 1/15/42(1)	1,250,000	350,513
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, Series 2015 A, 0.00%, 1/15/33(1)	600,000	266,970
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2005 A, 5.00%, 6/1/38 (FGIC)	1,000,000	1,000,260
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2005 A, 5.00%, 6/1/45	1,000,000	1,000,260
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A-1, 4.50%, 6/1/27	445,000	432,923

Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A-1, 5.00%, 6/1/33	750,000	627,428
Golden State Tobacco Securitization Corp. Settlement Rev., Capital Appreciation, Series 2005 A, 0.00%, 6/1/25 (AGM)(1)	1,000,000	738,160
Grossmont Healthcare District GO, Series 2011 B, (Election of 2006), 6.00%, 7/15/21, Prerefunded at 100% of Par(2)	1,000,000	1,259,730
Grossmont Union High School District GO, Series 2013 E, (Election of 2008), 5.00%, 8/1/43	1,000,000	1,108,010
Hayward Area Recreation and Park District COP, 5.125%, 1/1/39	1,000,000	1,107,100
Inland Valley Development Agency Tax Allocation Rev., Series 2014 A, 5.25%, 9/1/37	555,000	627,222
Inland Valley Development Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/44	590,000	640,451
Irvine Community Facilities District No. 2013-3 Special Tax Rev., (Great Park Improvement Area No.1), 5.00%, 9/1/49	1,000,000	1,070,270
La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/29	635,000	685,902
Long Beach Bond Finance Authority Natural Gas Purchase Rev., Series 2007 A, 5.00%, 11/15/35	330,000	368,904
Long Beach Bond Finance Authority Natural Gas Purchase Rev., Series 2007 A, 5.50%, 11/15/37	695,000	821,031
Long Beach Marina Rev., Series 2015, (Alamitos Bay Marina Project), 5.00%, 5/15/40(6)	1,250,000	1,338,050
Los Alamitos Unified School District COP, Capital Appreciation, (Capital Projects), 0.00%, 8/1/24(5)	1,100,000	792,660
Los Angeles Community College District GO, Series 2007 A, (Election of 2001), 5.00%, 8/1/17, Prerefunded at 100% of Par (NATL-RE/FGIC)(2)	1,425,000	1,553,606
Los Angeles Community College District GO, Series 2015 C, 5.00%, 6/1/26(6)	295,000	365,207
Los Angeles County Regional Financing Authority Rev., Series 2014 B-1, (MonteCedro, Inc.), 3.00%, 11/15/21 (California Mortgage Insurance)	355,000	358,177
Los Angeles County Regional Financing Authority Rev., Series 2014 B-2, (MonteCedro, Inc.), 3.00%, 11/15/20 (California Mortgage Insurance)	275,000	277,802
Los Angeles County Regional Financing Authority Rev., Series 2014 B-3, (MonteCedro, Inc.), 2.50%, 11/15/20 (California Mortgage Insurance)	625,000	629,594
Los Angeles County Sanitation Districts Financing Authority Rev., Series 2015 A, (Capital Projects), 5.00%, 10/1/35(6)	1,500,000	1,667,100
Los Angeles Department of Airports Rev., Series 2008 C, (Los Angeles International Airport), 5.25%, 5/15/18, Prerefunded at 100% of Par(2)	2,120,000	2,379,636
Los Angeles Department of Airports Rev., Series 2010 A, (Los Angeles International Airport), 5.00%, 5/15/40	1,000,000	1,129,000
Los Angeles Department of Airports Rev., Series 2010 B, (Los Angeles International Airport), 5.00%, 5/15/40	2,000,000	2,234,680
Los Angeles Department of Water & Power System Rev., Series 2011 A, 5.00%, 7/1/19	1,000,000	1,148,150
Los Angeles Department of Water & Power System Rev., Series 2008 A-1, 5.25%, 7/1/38	4,000,000	4,435,080
Los Angeles Harbor Department Rev., Series 2009 A, 5.00%, 8/1/27	500,000	572,375
Los Angeles Harbor Department Rev., Series 2011 B, 5.00%, 8/1/24	525,000	627,176
Los Angeles Unified School District COP, Series 2010 A, (Multiple Properties), 5.00%, 12/1/15	1,000,000	1,024,650
Los Angeles Unified School District COP, Series 2012 B, (Headquarters Building Project), 5.00%, 10/1/30	3,000,000	3,403,050
Los Angeles Unified School District GO, Series 2006 F, (Election of 2004), 5.00%, 7/1/16, Prerefunded at 100% of Par (FGIC)(2)	2,000,000	2,102,220
Los Angeles Unified School District GO, Series 2007 H, (Election of 2004), 5.00%, 7/1/32 (AGM)	1,020,000	1,096,867
Los Angeles Unified School District GO, Series 2009 I, (Election of 2004), 5.00%, 7/1/29	2,000,000	2,273,200
Los Angeles Unified School District GO, Series 2010 KRY, 5.25%, 7/1/26	1,000,000	1,171,560
Los Angeles Unified School District GO, Series 2011 A-1, 4.00%, 7/1/17	1,000,000	1,069,390
Los Angeles Unified School District GO, Series 2011 A-1, 5.00%, 7/1/18	1,280,000	1,433,677
Los Angeles Unified School District GO, Series 2014 B, 5.00%, 7/1/18	2,000,000	2,240,120
Los Angeles Unified School District GO, Series 2014 C, 5.00%, 7/1/30	690,000	803,829
M-S-R Energy Authority Rev., Series 2009 A, 7.00%, 11/1/34 (GA: Citigroup, Inc.)	1,000,000	1,353,050
M-S-R Energy Authority Rev., Series 2009 B, 7.00%, 11/1/34 (GA: Citigroup, Inc.)	880,000	1,190,684
M-S-R Energy Authority Rev., Series 2009 B, 6.50%, 11/1/39 (GA: Citigroup, Inc.)	425,000	559,287
Manhattan Beach Unified School District GO, Capital Appreciation, Series 2009 A, (Election of 2008), 0.00%, 9/1/29(1)	5,905,000	3,687,672
Modesto Irrigation District COP, Series 2009 A, 5.75%, 10/1/34	2,500,000	2,843,975
Mount San Antonio Community College District GO, Series 2013 A, (Election of 2008), 5.00%, 8/1/34	1,000,000	1,147,080
New Haven Unified School District GO, 12.00%, 8/1/18 (AGM)	880,000	1,175,073
Newport Beach Rev., Series 2011 A, (Hoag Memorial Hospital Presbyterian), 6.00%, 12/1/21, Prerefunded at 100% of Par(2)	1,000,000	1,260,240
North Lake Tahoe Public Financing Authority Rev., 5.00%, 12/1/21	500,000	593,195

Oakland Unified School District Alameda County GO, Series 2012 A, (Election of 2006), 5.50%, 8/1/32	1,000,000	1,132,610
Oakland Unified School District Alameda County GO, Series 2013, (Election of 2012), 6.625%, 8/1/38	460,000	560,220
Ontario Public Financing Authority Rev., 5.00%, 7/1/43	1,000,000	1,122,820
Orange County Sanitation District Rev., Series 2014 B, 4.00%, 11/15/16	2,000,000	2,100,540
Orange County Transportation Authority Rev., (Senior Lien), 5.00%, 8/15/25	1,000,000	1,188,620
Oxnard Financing Authority Rev., 5.00%, 6/1/32 (AGM)	1,500,000	1,673,745
Oxnard Financing Authority Wastewater Rev., 5.00%, 6/1/33 (AGM)	1,000,000	1,106,870
Palomar Pomerado Health Care District COP, 6.75%, 11/1/39	500,000	550,950
Palomar Pomerado Health Care District COP, 6.00%, 11/1/41	750,000	799,853
Palomar Pomerado Health GO, Capital Appreciation, Series 2009 A, (Election of 2004), 0.00%, 8/1/38 (AGC)(5)	1,670,000	1,715,023
Palos Verdes Peninsula Unified School District GO, Series 2009 R, (Election of 2005), 0.00%, 8/1/33(1)	2,600,000	1,321,242
Paramount Unified School District GO, Capital Appreciation, (Election of 2006), 0.00%, 8/1/51 (BAM)(1)	7,500,000	747,900
Pomona Unified School District GO, Series 2000 A, 6.55%, 8/1/29 (NATL-RE)	1,000,000	1,283,450
Pomona Unified School District GO, Series 2001 A, 6.15%, 8/1/30 (NATL-RE)	855,000	1,030,814
Porterville Public Financing Authority Sewer Rev., 5.625%, 10/1/36	1,500,000	1,754,460
Poway Unified School District GO, Capital Appreciation, (School Facilities Improvement), 0.00%, 8/1/41(1)	2,110,000	657,518
Poway Unified School District Public Financing Authority Rev., 7.875%, 9/15/39	1,010,000	1,161,773
Rio Elementary School District Community Facilities District No. 1 Special Tax Rev., 5.00%, 9/1/30	645,000	696,516
Riverside County Asset Leasing Corp. Rev., Series 2013 A, (Public Defender and Probation Building), 5.00%, 11/1/43	1,000,000	1,086,520
Riverside County Redevelopment Agency Tax Allocation Rev., Series 2010 E, (Interstate 215 Corridor), 6.50%, 10/1/40	625,000	731,219
Sacramento County Airport System Rev., Series 2009 D, (Grant Revenue Bonds), 5.625%, 7/1/29	1,000,000	1,120,500
Sacramento County Sanitation Districts Financing Authority Rev., Series 2007 B, VRN, 0.71%, 6/1/15 (NATL-RE/FGIC)	1,500,000	1,342,965
Saddleback Valley Unified School District Public Financing Authority Special Tax Rev., Series 1997 A, 6.00%, 9/1/16 (AGM)	1,000,000	1,065,410
San Bernardino Community College District GO, Capital Appreciation, Series 2009 B, (Election of 2008), 0.00%, 8/1/34(5)	7,400,000	7,136,486
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	1,350,000	1,646,379
San Diego Community College District GO, (Election of 2002), 5.00%, 8/1/25	500,000	601,350
San Diego County Regional Airport Authority Rev., Series 2010 A, 5.00%, 7/1/40	1,500,000	1,656,750
San Diego County Regional Airport Authority Rev., Series 2013 A, 5.00%, 7/1/43	1,000,000	1,111,550
San Diego County Water Authority Rev., Series 2011 S-1, (Subordinate Lien), 5.00%, 7/1/16	1,665,000	1,745,070
San Diego Public Facilities Financing Authority Sewer Rev., Series 2009 A, 5.25%, 5/15/34	2,000,000	2,273,660
San Diego Public Facilities Financing Authority Lease Rev., Series 2015 A, (Capital Improvement Projects), 5.00%, 10/15/44	1,300,000	1,423,357
San Diego Public Facilities Financing Authority Water Rev., Series 2012 A, 5.00%, 8/1/30	2,000,000	2,298,040
San Diego Unified Port District Rev., Series 2013 A, 5.00%, 9/1/24	500,000	591,465
San Diego Unified School District GO, Capital Appreciation, Series 2010 C, (Election of 2008), 0.00%, 7/1/36(1)	5,000,000	2,066,050
San Diego Unified School District GO, Capital Appreciation, Series 2010 C, (Election of 2008), 0.00%, 7/1/44(1)	2,880,000	794,851
San Diego Unified School District GO, Capital Appreciation, Series 2012 E, (Election of 2008), 0.00%, 7/1/49(1)	1,000,000	218,280
San Francisco City and County Airports Commission Rev., Series 2009 E, (San Francisco International Airport), 5.25%, 5/1/23	3,000,000	3,446,430
San Francisco City and County Airports Commission Rev., Series 2010 F, (San Francisco International Airport), 5.00%, 5/1/40	2,150,000	2,325,504
San Francisco City and County COP, Series 2009 A, (Multiple Capital Improvement Projects), 5.00%, 4/1/29	1,170,000	1,321,609
San Francisco City and County Public Utilities Commission Rev., Series 2011 A, 5.00%, 11/1/41	1,000,000	1,111,080
San Francisco City and County Public Utilities Commission Rev., Series 2015 A, 5.00%, 11/1/45	1,000,000	1,123,910
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 6.625%, 8/1/27	500,000	611,350
San Francisco City and County Successor Agency Tax Allocation Rev., Series 2014 A, (Mission Bay South Redevelopment Project), 5.00%, 8/1/31	400,000	445,712
San Francisco City and County Successor Agency Tax Allocation Rev., Series 2014 A, (Mission Bay South Redevelopment Project), 5.00%, 8/1/43	500,000	543,250
San Joaquin Hills Transportation Corridor Agency Rev., (Senior Lien), 5.00%, 1/15/34	1,000,000	1,090,480

San Joaquin Hills Transportation Corridor Agency Rev., (Senior Lien), 5.00%, 1/15/44	1,000,000	1,083,370
San Joaquin Hills Transportation Corridor Agency Rev., Series 2014 B, (Junior Lien), 5.25%, 1/15/44	1,000,000	1,086,530
San Mateo Special Tax Rev., (Community Facilities District No. 2008-1-Bay Meadows), 5.50%, 9/1/44	750,000	831,143
San Mateo Special Tax Rev., (Community Facilities District No. 2008-1-Bay Meadows), 5.875%, 9/1/32	685,000	786,435
Santa Clara Electric Rev., Series 2011 A, 5.00%, 7/1/30	500,000	551,455
Santa Cruz County Redevelopment Successor Agency Tax Allocation Rev., Series 2015 A, 5.00%, 9/1/35 (AGM)	1,500,000	1,695,165
Santa Monica Redevelopment Agency Tax Allocation, (Earthquake Recovery Redevelopment), 5.00%, 7/1/42	400,000	436,528
Santa Monica Redevelopment Agency Tax Allocation, (Earthquake Recovery Redevelopment), 5.875%, 7/1/42	400,000	476,928
Santa Rosa Wastewater Rev., Capital Appreciation, Series 2002 B, 0.00%, 9/1/24 (Ambac)(1)	2,000,000	1,530,960
South Placer Wastewater Authority Rev., VRN, 0.43%, 6/4/15	1,650,000	1,635,909
Southern California Public Power Authority Rev., Series 2013 A, (Southern Transmission), 5.00%, 7/1/17	1,050,000	1,144,605
Stockton Public Financing Authority Rev., Series 2010 A, (Delta Water Supply Project), 6.25%, 10/1/40	750,000	897,405
Stockton Public Financing Authority Wastewater Rev., 5.00%, 9/1/27 (BAM)	1,000,000	1,157,910
Stockton Unified School District GO, Series 2014 A, (Election of 2012), 5.00%, 8/1/42 (AGM)	430,000	477,717
Successor Agency to the Redevelopment Agency of the City of Cathedral City Tax Allocation Rev., Series 2014 A, (Merged Redevelopment Project Area), 5.00%, 8/1/28 (AGM)	1,190,000	1,352,042
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/19 (BAM)	110,000	124,336
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/20 (BAM)	70,000	80,323
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/21 (BAM)	250,000	289,583
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/22 (BAM)	200,000	234,138
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/23 (BAM)	200,000	234,528
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/24 (BAM)	65,000	76,103
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 4.50%, 9/1/25 (BAM)	25,000	28,024
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/25 (BAM)	25,000	29,050
Susanville Public Financing Authority Rev., Series 2010 B, (Utility Enterprises), 6.00%, 6/1/45	1,000,000	1,121,040
Taft Public Financing Authority Lease Rev., Series 1997 A, (Community Correctional Facility Acquisition), 6.05%, 1/1/17	745,000	747,838
Temecula Valley Unified School District Financing Authority Special Tax Rev., 5.00%, 9/1/40 (BAM)	1,000,000	1,091,030
Tobacco Securitization Authority of Southern California Settlement Rev., Series 2006 A-1, 5.00%, 6/1/37	500,000	425,495
Tuolumne Wind Project Authority Rev., Series 2009 A, 5.625%, 1/1/29	1,200,000	1,373,208
Tustin Unified School District Special Tax Rev., (Community Facilities District No. 06-1), 6.00%, 9/1/40	2,000,000	2,303,260
University of California Rev., Series 2013 AF, 5.00%, 5/15/25	1,000,000	1,195,430
University of California Rev., Series 2013 AK, VRDN, 5.00%, 5/15/23	2,000,000	2,423,500
Val Verde Unified School District COP, Series 2015 A, 5.00%, 8/1/35 (BAM)	675,000	761,616
Ventura County Community College District GO, Series 2008 C, (Election of 2002), 5.50%, 8/1/18, Prerefunded at 100% of Par(2)	3,000,000	3,420,090
Yosemite Community College District GO, Capital Appreciation, Series 2010 D, (Election of 2004), 0.00%, 8/1/38(1)	3,000,000	1,093,020
		341,907,183
Guam — 1.0%
Guam Government GO, Series 2009 A, 6.75%, 11/15/29	900,000	1,073,808
Guam Power Authority Rev., Series 2010 A, 5.50%, 10/1/40	2,150,000	2,380,803
		3,454,611
Puerto Rico — 1.4%
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/17	1,910,000	1,545,323
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/19	665,000	523,681
Puerto Rico Electric Power Authority Rev., Series 2010 XX, 5.25%, 7/1/40	75,000	44,274

Puerto Rico GO, Series 2009 B, (Public Improvement), 6.00%, 7/1/39	1,000,000	739,510
Puerto Rico GO, Series 2011 A, (Public Improvement), 5.75%, 7/1/41	500,000	364,790
Puerto Rico GO, Series 2012 A, (Public Improvement), 5.00%, 7/1/41	300,000	209,898
Puerto Rico GO, Series 2014 A, (Public Improvement), 8.00%, 7/1/35	1,520,000	1,281,573
Puerto Rico Sales Tax Financing Corp. Rev., Capital Appreciation, Series 2011 A-1, 0.00%, 8/1/41(1)	1,145,000	110,813
		4,819,862
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $318,870,561)		350,181,656
OTHER ASSETS AND LIABILITIES — (0.1)%		(307,746)
TOTAL NET ASSETS — 100.0%		$349,873,910

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
45	U.S. Treasury 10-Year Notes	September 2015	5,745,938	(24,711)
33	U.S. Treasury Long Bonds	September 2015	5,135,625	(39,269)
			10,881,563	(63,980)

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
NATL-RE	-	National Public Finance Guarantee Corporation - Reinsured
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(2)	Escrowed to maturity in U.S. government securities or state and local government securities.

(3)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $257,760.

(4)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $1,035,140, which represented 0.3% of total net assets.

(5)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(6)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities and unrealized appreciation (depreciation) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of May 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$318,870,561
Gross tax appreciation of investments	$32,649,934
Gross tax depreciation of investments	(1,338,839)
Net tax appreciation (depreciation) of investments	$31,311,095

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
California Tax-Free Money Market Fund
May 31, 2015

California Tax-Free Money Market - Schedule of Investments
MAY 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 97.8%
California — 97.8%
California GO, Series 2004 A-5, (Kindergarten), VRDN, 0.06%, 6/1/15 (LOC: Citibank N.A.)	3,000,000	3,000,000
California Health Facilities Financing Authority Rev., Series 1988 B, (Catholic Healthcare), VRDN, 0.16%, 6/3/15 (NATL-RE)(LOC: JPMorgan Chase Bank N.A.)	3,200,000	3,200,000
California Infrastructure & Economic Development Bank Rev., (Bay Area Toll Bridges), VRDN, 0.13%, 6/4/15 (LOC: Union Bank N.A.)	2,030,000	2,030,000
California Infrastructure & Economic Development Bank Rev., (Catalina Museum Project), VRDN, 0.13%, 6/4/15 (LOC: Bank of the West)	1,000,000	1,000,000
California Infrastructure & Economic Development Bank Rev., (Goodwill Industries of Orange County), VRDN, 0.15%, 6/4/15 (LOC: Wells Fargo Bank N.A.)	2,425,000	2,425,000
California Infrastructure & Economic Development Bank Rev., (Kennfoods USA), VRDN, 0.12%, 6/4/15 (LOC: Bank of the West)	1,190,000	1,190,000
California Infrastructure & Economic Development Bank Rev., (SRI International), VRDN, 0.11%, 6/4/15 (LOC: Wells Fargo Bank N.A.)	6,400,000	6,400,000
California Infrastructure & Economic Development Bank Rev., Series 2008 A, (iWorks, Inc.), VRDN, 0.11%, 6/4/15 (LOC: City National Bank and FHLB)	1,335,000	1,335,000
California Infrastructure & Economic Development Bank Rev., Series 2009 A, (Pacific Gas & Electric Co.), VRDN, 0.07%, 6/1/15 (LOC: Union Bank N.A.)	3,600,000	3,600,000
California Municipal Finance Authority Rev., Series 2008 A, (Central Coast YMCA), VRDN, 0.11%, 6/4/15 (LOC: Pacific Capital Bank N.A. and FHLB)	3,065,000	3,065,000
California Municipal Finance Authority Rev., Series 2010 A, (Southwest Community Health Center), VRDN, 0.13%, 6/4/15 (LOC: Comerica Bank)	3,905,000	3,905,000
California Municipal Finance Authority Rev., Series 2012 A, (High Desert Partnership in Academic Excellence Foundation), VRDN, 0.13%, 6/4/15 (LOC: Union Bank N.A.)	2,000,000	2,000,000
California Pollution Control Financing Authority Rev., (Musco Family Olive), VRDN, 0.21%, 6/4/15 (LOC: Bank of the West)	3,200,000	3,200,000
California Pollution Control Financing Authority Rev., Series 2010 A, (Alameda Country Industries), VRDN, 0.12%, 6/3/15 (LOC: Bank of the West)	2,460,000	2,460,000
California State Enterprise Development Authority Rev., (Community Hospice, Inc.), VRDN, 0.10%, 6/4/15 (LOC: Bank of Stockton and FHLB)	3,645,000	3,645,000
California State Enterprise Development Authority Rev., (Humane Society Silicon Valley), VRDN, 0.10%, 6/4/15 (LOC: First Republic Bank and FHLB)	6,395,000	6,395,000
California State Enterprise Development Authority Rev., (LBM Partnership LP), VRDN, 0.11%, 6/4/15 (LOC: Wells Fargo Bank N.A.)	2,825,000	2,825,000
California State University PUTTERs Rev., Series 2008-2646Z, VRDN, 0.18%, 6/4/15 (AGM)(LIQ FAC: JPMorgan Chase Bank N.A.)(1)	3,590,000	3,590,000
California Statewide Communities Development Authority Rev., (Goodwill of Santa Cruz), VRDN, 0.10%, 6/4/15 (LOC: Wells Fargo Bank N.A.)	2,200,000	2,200,000
California Statewide Communities Development Authority COP, VRDN, 0.09%, 6/3/15 (LOC: Union Bank N.A.)	1,145,000	1,145,000
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., Series 2011 A, (Assessment District No. 5-21), VRDN, 0.06%, 6/1/15 (LOC: U.S. Bank N.A.)(1)	800,000	800,000
City of Oroville Rev., Series 2012 A, (Oroville Hospital), VRDN, 0.13%, 6/4/15 (LOC: Comerica Bank)	6,135,000	6,135,000
City of Reedley COP, (Mennonite Brethren Homes), VRDN, 0.11%, 6/4/15 (LOC: Bank of the Sierra and FHLB)	7,500,000	7,500,000
City of Riverside Water Rev., Series 2011 A, VRN, 0.14%, 6/4/15	10,750,000	10,750,000
County of Riverside Rev., Series 2014 D, 1.50%, 10/14/15	5,000,000	5,025,109
County of San Bernardino Rev., Series 2004 A, (WLP Parkview Place Apartments), VRDN, 0.12%, 6/4/15 (LOC: FNMA)	3,420,000	3,420,000
County of Yolo Rev., (Beckett Hall, Inc.), VRDN, 0.16%, 6/4/15 (LOC: Bank of the West and California State Teacher's Retirement System)	6,375,000	6,375,000
Eastern Municipal Water District Water & Sewer Rev., Series 2012 A, VRN, 0.14%, 6/4/15	4,000,000	4,000,000
Eastern Municipal Water District Water & Sewer Rev., Series 2013 A, (Flexible Index Mode), VRN, 0.14%, 6/4/15	6,000,000	6,000,000

Hesperia Public Financing Authority Rev., (1993 Street Improvement Project), VRDN, 0.14%, 6/3/15 (LOC: Bank of the West)	1,000,000	1,000,000
Hesperia Public Financing Authority Rev., Series 1998 B, (Water & Administration Facilities), VRDN, 0.14%, 6/3/15 (LOC: Bank of the West)	710,000	710,000
Huntington Beach Union High School District GO, 2.00%, 8/1/15	1,375,000	1,379,209
Irvine Ranch Water District Rev., Series 2011 A-1, VRN, 0.13%, 6/4/15	2,000,000	2,000,000
Irvine Ranch Water District Rev., Series 2011 A-2, VRN, 0.13%, 6/4/15	5,000,000	5,000,000
JP Morgan Chase PUTTERs/DRIVERs Trust, Series 2011-4005Z, VRDN, 0.18%, 6/4/15 (AGM)(LIQ FAC: JPMorgan Chase Bank N.A.)(1)	6,590,000	6,590,000
Los Angeles County Community Development Commission COP, (Willowbrook Partnership), VRDN, 0.12%, 6/3/15 (LOC: Wells Fargo Bank N.A.)	2,300,000	2,300,000
Metropolitan Water District of Southern California Rev., Series 2009 A-2, VRN, 0.15%, 6/4/15	3,250,000	3,250,000
Metropolitan Water District of Southern California Rev., Series 2010 B, 2.25%, 7/1/15	200,000	200,336
Metropolitan Water District of Southern California Rev., Series 2010 B, 4.00%, 7/1/15	200,000	200,624
Metropolitan Water District of Southern California Rev., Series 2011 A-1, VRN, 0.12%, 6/4/15	7,500,000	7,500,000
Metropolitan Water District of Southern California Rev., Series 2015 E, VRN, 0.17%, 6/4/15	7,000,000	7,000,000
Monterey Peninsula Water Management District COP, (Wastewater Reclamation), VRDN, 0.11%, 6/4/15 (LOC: Wells Fargo Bank N.A.)	3,000,000	3,000,000
Oakland GO, Series 2015 A, 2.00%, 1/15/16(2)	1,865,000	1,885,646
Oakland Joint Powers Financing Authority Rev., Series 2001 A, (Fruitvale Transit Village), VRDN, 0.11%, 6/3/15 (LOC: Citibank N.A.)	3,075,000	3,075,000
Pittsburg Public Financing Authority Rev., VRDN, 0.11%, 6/4/15 (LOC: Bank of the West)	3,395,000	3,395,000
Pittsburg Redevelopment Agency Tax Allocation Rev., Series 2004 A, (Los Medanos Community), VRDN, 0.07%, 6/1/15 (LOC: State Street Bank & Trust Co. and California State Teacher's Retirement System)	730,000	730,000
San Bernardino County Housing Authority Rev., Series 2005 A, (Raintree Apartments), VRDN, 0.10%, 6/4/15 (LOC: East West Bank and FHLB)	3,800,000	3,800,000
San Rafael Redevelopment Agency Rev., Series 2001 A, (Fairfax Street Apartments), VRDN, 0.09%, 6/3/15 (LOC: Citibank N.A.)	1,500,000	1,500,000
Santa Clara County Housing Authority Rev., Series 2003 A, VRDN, 0.13%, 6/4/15 (LOC: Citibank N.A.)	1,415,000	1,415,000
State of California Puttable Floating Options Rev., VRDN, 0.17%, 6/4/15 (AGM)(LIQ FAC: Bank of America N.A.)(1)	3,480,000	3,480,000
State of California Puttable Floating Options Rev., VRDN, 0.23%, 6/4/15 (LIQ FAC: Bank of America N.A.)(1)	5,000,000	5,000,000
Town of Apple Valley COP, (Public Facilities Financing), VRDN, 0.13%, 6/4/15 (LOC: Union Bank N.A.)	1,830,000	1,830,000
Town of Hillsborough COP, Series 2003 A, (Water & Sewer System), VRDN, 0.09%, 6/4/15 (SBBPA: JPMorgan Chase Bank N.A.)	2,790,000	2,790,000
Town of Hillsborough COP, Series 2006 A, (Water & Sewer System), VRDN, 0.09%, 6/4/15 (SBBPA: JPMorgan Chase Bank N.A.)	7,075,000	7,075,000
Upland Community Redevelopment Agency Rev., Series 2007, (Sunset Ridge Apartments and Village Apartments), VRDN, 0.10%, 6/3/15 (LOC: East West Bank and FHLB)	1,500,000	1,500,000
Victorville Joint Powers Finance Authority Lease Rev., Series 2007 A, (Cogeneration Facility), VRDN, 1.10%, 6/4/15 (LOC: BNP Paribas)	12,475,000	12,475,000
TOTAL MUNICIPAL SECURITIES		198,695,924
COMMERCIAL PAPER(3) — 2.5%
San Diego County Water Authority, 0.05%, 6/3/15	5,000,000	5,000,000
TOTAL INVESTMENT SECURITIES — 100.3%		203,695,924
OTHER ASSETS AND LIABILITIES — (0.3)%		(597,693)
TOTAL NET ASSETS — 100.0%		$203,098,231

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
COP	-	Certificates of Participation
DRIVERs	-	Derivative Inverse Tax-Exempt Receipts
FHLB	-	Federal Home Loan Bank
FNMA	-	Federal National Mortgage Association
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
NATL-RE	-	National Public Finance Guarantee Corporation - Reinsured
PUTTERs	-	Puttable Tax-Exempt Receipts
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $19,460,000, which represented 9.6% of total net assets.

(2)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(3)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. If the fund determines that amortized cost does not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of May 31, 2015, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments	$203,695,924

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century California Tax-Free and Municipal Funds

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	July 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	July 29, 2015

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	July 29, 2015